                                                     1933 Act File No. 333-16157
                                                     1940 Act File No. 811-07925

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
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Pre-Effective Amendment No.      ...........................
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Post-Effective Amendment No.__13_                                 __X__
                              --                                    -

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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Amendment No.   14  ........................................        X
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                                     WESMARK FUNDS

                  (Exact name of Registrant as Specified in Charter)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on __March 29, 2002  pursuant to paragraph (b)
_ _ 60 days after filing pursuant to paragraph (a) (i)
_ _ on _ _______________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

___  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

WesMark Funds

WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

WesMark Funds (the "Trust") is an open-end, management investment company. The Trust has five separate investment portfolios (mutual funds). Each fund offers its own shares and has a distinct investment goal to meet specific investor needs.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Goals, Strategies, and Risks	1
What are the Funds' Fees and Expenses?	12
What are the Principal Securities in Which the Funds Invest?	13
What are the Specific Risks of Investing in the Funds?	18
What do Shares Cost?	20
How are the Funds Sold?	22
How to Purchase Shares	22
How to Redeem and Exchange Shares	23
Account and Share Information	25
Who Manages the Funds?	26
Financial Information	27

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

March 31, 2002

Fund Goals, Strategies and Risks

WesMark Small Company Growth Fund

Goal

To achieve capital appreciation.

Strategy

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The Fund (WesMark Small Company Growth Fund) under normal circumstances, will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small market capitalization investments, creating a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index. As of May 31, 2001, the Index's range was $180 million to $1.6 billion, but frequently changes as the market value of the stocks that comprise the index changes or as stocks are added or removed from the index. WesBanco Investment Department (Adviser), selects stocks of companies which meet certain fundamental and technical standards of selection, and have an above-average potential for appreciation. The Fund will typically invest in companies in market sectors that offer the highest growth potential, which historically have been telecom-munication, computer hardware and software, technology, health care, and biotechnology. However, the Fund may invest in other sectors if, in the Adviser's opinion, they offer a better opportunity for growth. The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. The Fund's investment philosophy will be to select rapidly growing companies with the expectation that this rapid growth will overcome any deficiencies in either balance sheet strength or high valuation. Opportunities that are identified in more mature industries may also be selected for investment by the Fund.

Because the Fund refers to small company investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in small companies. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund's highest quarterly return was 53.44% (quarter ended December 31, 1999). Its lowest quarterly return was (29.97)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000, a broad-based market index of small company stocks, and the Lipper Small Cap Growth Funds Average (LSCGFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year

		Start of Performance[1]
Fund[2]
Return Before Taxes	(15.52)%	(19.08)%
Return After Taxes on Distributions[3]	(16.10)%	(19.82)%
Return After Taxes on Distributions and Sales of Fund Shares[3]	(9.13)%	(15.21)%
Russell 2000	2.49%	(1.40)%
LSCGFA	(11.23)%	(14.48)%

1 The Fund's start of performance date was August 8, 2000.

2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and is therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Fund shares would have been disclosed below.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WesMark Growth Fund

Goal

To achieve capital appreciation.

Strategy

The Fund (WesMark Growth Fund) strives to meet its investment goal by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. These stocks are purchased by the Fund only when their price-earnings ratio in relation to market averages such as the Standard & Poor's 500 Index (S&P 500) is within historical ranges.

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Although a company's earnings may be continually growing, the Fund may sell such a company if, in the judgment of the investment adviser, WesBanco Investment Department (Adviser), its stock price is excessively overvalued.

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Most often, these companies will be classified as "large-" or "mid-" capitalization companies. The Adviser generally considers companies with market capitalizations over $1 billion to fall within these classifications. The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of U.S. companies. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund's highest quarterly return was 21.67% (quarter ended December 31, 1998). Its lowest quarterly return was (14.51)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 Index (S&P 500), a broad-based market index and the Lipper Multi Cap Core Index (LMCCI), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year

		Start of Performance[1]
Fund
Return Before Taxes	(17.60)%	15.36%
Return After Taxes on Distributions[2]	(18.47)%	12.65%
Return After Taxes on Distributions and Sales of Fund Shares[2]	(10.07)%	12.34%
S&P 500	(11.88)%	11.16%
LMCCI	(10.76)%	10.14%

1 The Fund's start of performance date was April 14, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WesMark Balanced Fund

Goal

To achieve capital appreciation and income.

Strategy

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The Fund (WesMark Balanced Fund) invests in a diversified portfolio of equity and debt securities. Under normal circumstances, the asset mix of the Fund will range between 30-70% of its total assets in common stocks and convertible securities, 30-70% in preferred stock and bonds, and 0-40% in money market instruments. In order to achieve its goal of capital appreciation and income (i.e., total return), the Fund's assets will be invested mostly in stocks. WesBanco Investment Department (Adviser) will decide how the Fund's portfolio will be allocated among equity, debt, and money market securities based on economic and market conditions. However, the Fund will invest at least 25% of its assets in fixed income senior securities.

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The Fund will include stocks which pay dividends and will attempt to maintain an above average dividend yield. The Adviser may use a blend of styles of selecting stocks, i.e., stocks may be selected for either their growth characteristics or value characteristics, or both. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term). By combining bonds and stocks with above average yield, the Fund expects to dampen market volatility, provide above average income return, and achieve long-term growth higher than the rate of inflation.

The Fund will invest in debt securities rated at least investment grade.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund's highest quarterly return was 8.85% (quarter ended June 30, 1997). Its lowest quarterly return was (8.48)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows returns for the S&P 500 Index (S&P 500), and the Lehman Brothers Government/Credit Total Index (LBGCT), broad-based market indexes and Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year

		Start of Performance[1]
Fund[2]
Return Before Taxes	(13.16)%	4.81%
Return After Taxes on Distributions[3]	(14.24)%	2.78%
Return After Taxes on Distributions and Sales of Fund Shares[3]	(7.63)%	3.23%
S&P 500	(11.88)%	1.89%
LBGCT	8.50%	6.92%
LBFA	(4.38)%	3.02%

1 The Fund's start of performance date was April 20, 1998.

2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and is therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Fund shares would have been disclosed below.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WesMark Bond Fund

Goal

To achieve high current income consistent with preservation of capital.

Strategy

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The Fund (WesMark Bond Fund) invests primarily in a professionally managed, diversified portfolio of bonds, which includes all permitted types of debt instruments. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small market capitalization investments, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are securities rated in one of the top four ratings categories by a nationally recognized statistical rating organization or securities that are unrated but are determined by the WesBanco Investment Department (Adviser) to be of comparable quality. (See "Investment Ratings for Investment Grade Securities"). Downgraded securities will be evaluated on a case-by-case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

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The Fund will invest in those sectors of the bond market that offer the highest yield in relation to historical yield spreads. By recognizing changing relative yields and allocating the assets of the Fund into the most attractive market and maturity sectors, the Fund will attempt to achieve above average returns. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term).

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Because the Fund refers to fixed income investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund's highest quarterly return was 4.46% (quarter ended December 31, 2000). Its lowest quarterly return was (1.75)% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows returns for the Lehman Brothers Intermediate Government/Credit Index (LBIGCI), a broad-based market index composed of approximately 5,000 bond issues with an approximate average maturity of nine years and Lipper Intermediate Investment Grade Average (LIIGA), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year

		Start of Performance[1]
Fund
Return Before Taxes	4.14%	4.72%
Return After Taxes on Distributions[2]	1.99%	2.37%
Return After Taxes on Distributions and Sales of Fund Shares[2]	2.49%	2.57%
LBIGCI	8.96%	7.04%
LIIGA	7.59%	5.89%

1 The Fund's start of performance date was April 20, 1998.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WesMark West Virginia Municipal Bond Fund

Goal

To achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.

Strategy

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The Fund (WesMark West Virginia Municipal Bond Fund) attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax ("West Virginia Municipal Securities"). As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and income taxes imposed by the state of West Virginia. For purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax.

WesBanco Investment Department (Adviser) will attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund's highest quarterly return was 4.08% (quarter ended December 31, 2000). Its lowest quarterly return was (1.39)% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows returns for the Lehman Brothers 5 Year General Obligation Bond Index (LB5GO), a broad-based market index which measures total return performance for the municipal bond market on municipal bonds with maturities of five years, and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA), an average of funds with similar objectives and that invest at least 65% of assets in municipal debt issued in the top four credit ratings. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year

		Start of Performance[1]
Fund[2]
Return Before Taxes	0.39%	4.10%
Return After Taxes on Distributions[3]	0.39%	4.08%
Return After Taxes on Distributions and Sales of Fund Shares[3]	1.91%	4.14%
LB5GO	5.14%	5.68%
LIMDFA	4.53%	5.07%

1 The Fund's start of performance date was April 14, 1997.

2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and is therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Fund shares would have been disclosed below.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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PRINCIPAL RISKS OF THE FUNDS

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank, including WesBanco Bank, ("WesBanco"), are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund
Stock Market Risks[1]	X	X	X
Credit Risks[2]			X	X	X
Interest Rate Risks[3]			X	X	X
Risks Related to Investing for Value[4]			X
Risks Related to Investing for Growth[5]	X	X	X
Risks Related to Company Size[6]	X	X
Call Risks[7]			X	X	X
Prepayment Risks[8]			X	X
Sector Risks[9]	X	X			X
Tax Risks[10]					X
Diversification Risks[11]					X
West Virginia Risks[12]					X

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1 The value of equity securities rises and falls.

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2 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

3 Prices of fixed income securities rise and fall in response to interest rate changes.

4 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

5 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

6 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

7 An issuer may redeem a fixed income security before maturity at a price below its current market price.

8 The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

9 Market sectors may underperform other sectors or the market as a whole.

10 Changes in federal tax laws may cause the prices of municipal securities to fall.

11 Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

12 The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. Therefore, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

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Shareholder Fees

	WesMark Small Company Growth Fund

		WesMark Growth Fund

			WesMark Balanced Fund

				Wesmark Bond Fund

					WesMark West Virginia Municipal Bond Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	4.75%	3.75%	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%	0.75%	0.75%	0.60%	0.60%
Distribution (12b-1) Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.65%	0.25%	0.34%	0.28%	0.36%
Total Annual Fund Operating Expenses	1.90%	1.50%	1.59%	1.38%	1.46%

[1] Although not contractually obligated to do so, the adviser, distributor, administrator and shareholder services providers expect to waive certain amounts. These are shown below along with the net expenses each Fund expects to pay for the fiscal year ending January 31, 2003.

Total Waiver of Fund Expenses	0.43%	0.41%	0.40%	0.40%	0.60%
Total Actual Annual Fund Operating Expenses (after waivers)	1.47%	1.09%	1.19%	0.98%	0.86%

[2] The adviser will voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the WesMark Small Company Growth Fund, WesMark Growth Fund and WesMark West Virginia Municipal Bond Fund (after the anticipated voluntary waiver) will be 0.72%, 0.74%, and 0.40%, respectively for the fiscal year ending January 31, 2003.

[3] The Funds did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 2002. The Funds have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending January 31, 2003.

[4] A portion of the shareholder services fee will be waived during the fiscal year ending January 31, 2003. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) will be 0.10% for the fiscal year ending January 31, 2003.

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Example

This example is intended to help you compare the cost of investing in the WesMark Funds ("the Funds") with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
WesMark Small Company Growth Fund	$659	$1,044	$1,453	$2,592
WesMark Growth Fund	$620	$927	$1,255	$2,180
WesMark Balanced Fund	$629	$953	$1,299	$2,274
WesMark Bond Fund	$510	$796	$1,102	$1,970
WesMark West Virginia Municipal Bond Fund	$518	$819	$1,143	$2,056

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What are the Principal Securities in Which the Funds Invest?

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest to a limited extent in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated Investors, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

What are the Specific Risks of Investing in the Funds?

Stock Market Risks

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Tax Risks

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
  Income from the Fund may be subject to the AMT.

West Virginia Sector Risks

  Because the West Virginia Municipal Bond Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia's economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) and Federal Reserve wire system are open. When a Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market. Fixed income securities are generally valued at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. Short-term obligations are valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined by the Board.

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The required minimum initial investment in each Fund is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments in each Fund must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate families. A Fund may waive the initial minimum investment from time to time.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Sales Charge When You Purchase Shares of the Small Company Growth Fund, Growth Fund & Balanced Fund:

Amount of Investment

	Sales Charge as a Percentage of Public Offering Price

		Sales Charge as a Percentage of NAV
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 or greater	0.00%	0.00%

Sales Charge When You Purchase Shares of the Bond Fund & West Virginia Municipal Bond Fund:

Amount of Investment

	Sales Charge as a Percentage of Public Offering Price

		Sales Charge as a Percentage of NAV
Less than $25,000	3.75%	3.90%
$25,000 but less than $50,000	3.50%	3.63%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 or greater	0.00%	0.00%

Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

The sales charge at purchase will be eliminated when Shares are purchased by:

  trust and fiduciary accounts of WesBanco;
  certain defined benefit/contribution plans;

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  employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families; investors purchasing through investment professionals who choose to waive the sales charge;

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  investments made after signing a Letter of Intent;
  investments of $1,000,000 or more;
  exchanges between WesMark Funds; and
  exchanges from any WesMark Fund into Institutional Service Shares of Automated Cash Management Trust (a portfolio of Money Market Obligations Trust) (Automated Cash Management Trust), and any subsequent exchanges back into any WesMark Fund.
  In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesMark Funds Shareholder Services (1-800-864-1013) or your account representative for further information on reducing or eliminating the sales charge.

How are the Funds Sold?

Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to customers of WesBanco, Inc. and its affiliates and institutions or individuals, directly from a Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12B-1 Plan

The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees. The Funds are not currently paying or accruing fees under the Plan.

How to Purchase Shares

You may purchase Shares directly from a Fund by calling WesMark Funds Shareholder Services at 1-800-864-1013, through WesBanco Securities, Inc. or through an investment professional. The Funds reserve the right to reject any request to purchase or exchange Shares.

Directly From a Fund

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

By Wire

To purchase Shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which a Fund, WesBanco and the Federal Reserve Banks are open for business.

By Check

Make your check payable to "Fund Name", note your account number on the check (for existing shareholders only), and mail it to:

WesMark Funds Shareholder Services
WesBanco Bank, Inc.
One Bank Plaza
Wheeling, WV 26003

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Payment should be made in U.S. Dollars and drawn on a U.S. bank. A Fund may reject any purchase request involving a check that is not made payable to The Wesmark Family of Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Through WesBanco Securities, Inc.

Shares can be purchased through WesBanco Securities, Inc. (WSI), by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV plus the applicable sales charge if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within three business days. You will become the owner of Shares and receive dividends when a Fund receives your payment.

Through an Investment Professional

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

Through an Exchange

You may purchase Shares through an exchange from another WesMark Fund or from Automated Cash Management Trust.

By Systematic Investment Program

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting a Fund or your investment professional. The minimum investment amount for SIPs is $100.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  directly from a Fund if you purchased Shares directly from a Fund; or
  through an investment professional if you purchased Shares through an investment professional.

Directly From a Fund

By Telephone

You may redeem or exchange Shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-864-1013 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to a Fund.

You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form.

Send requests by mail to:

WesMark Funds Shareholder Services
WesBanco Bank, Inc.
One Bank Plaza
Wheeling, WV 26003

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call the Fund or your investment professional if you need special instructions.

Through Wesbanco Securities, Inc.

Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from the investment professional.

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker-dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges

You may exchange Shares of a Fund into Shares of another WesMark Fund or into shares of Automated Cash Management Trust. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

A Fund may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

Systematic Withdrawal/Exchange Program

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

Dividends of the Small Company Growth Fund and Growth Fund, if any, are declared and paid quarterly. Dividends of the Balanced Fund are declared and paid monthly, and dividends of the Bond Fund and Municipal Bond Fund are declared daily and paid monthly. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or a Fund for information concerning when dividends and capital gains will be paid.


Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

The Small Company Growth Fund, Growth Fund, Balanced Fund and Bond Fund distributions are expected to be both dividends and capital gains.

It is anticipated that Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund's dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?


The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, WesBanco Investment Department. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

Adviser's Background

The Adviser is a division of WesBanco Bank, Inc. which is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio. The Adviser is a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios for the Corporation that includes government, corporate, mortgage and municipal securities with a total value of $725 million as of December 31, 2001. In addition, the Adviser provides investment management services to trust customers of WesBanco Trust and Investment Services. The total assets of WesBanco Trust and Investment Services are valued at $2.7 billion.


The Funds' portfolio managers are:

Jerome B. Schmitt

Jerome B. Schmitt has been a co-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

David B. Ellwood

David B. Ellwood has been a CO-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1982 and has been Vice President--Investments since May 1997. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

Christopher G. Karpinski

Christopher G. Karpinski was named CO-portfolio manager of the West Virginia Municipal Bond Fund in February 2001. He has been employed by the Adviser as a Senior Investment Officer since February 1999. Mr. Karpinski received a BS degree in Business Administration from West Liberty State College. Mr. Karpinski's responsibilities include portfolio management, investment research and security trading for the Trust and Investment Departments of the Adviser.

Advisory Fees

The Adviser receives an annual investment advisory fee equal to a percentage of each Fund's average daily net assets at the following rates: 0.75% of the Small Company Growth Fund, Growth Fund and Balanced Fund, and 0.60% of the Bond Fund and Municipal Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.


Financial Information


Financial Highlights

The Financial Highlights will help you understand the Funds' financial performance for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Year Ended January 31,

	Net Asset Value, beginning of period

		Net Investment Income (Net Operating Loss)

			Net Realized and Unrealized Gain (Loss) on Investments

				Total from Investment Operations

					Distributions from Net Investment Income

						Distributions from Net Realized Gain on Investments

WesMark Small Company Growth Fund
2001(c)	$10.00	(0.01)	(0.36)	(0.37)	--	(0.23)
2002	$9.40	(0.05)	(2.24)	(2.29)	--	(0.21)

WesMark Growth Fund
1998(e)	$10.00	0.09	1.71	1.80	(0.08)	(0.57)
1999	$11.15	0.06	2.38	2.44	(0.06)	(0.79)
2000	$12.74	0.01	3.95	3.96	(0.01)	(1.60)
2001	$15.09	0.08	3.48	3.56	(0.08)	(3.47)
2002	$15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)

WesMark Balanced Fund
1999(g)	$10.00	0.24	0.30	0.54	(0.24)	(0.49)
2000	$9.81	0.25	1.07	1.32	(0.25)	(0.24)
2001	$10.64	0.27	1.26	1.53	(0.27)	(0.76)
2002	$11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)

WesMark Bond Fund
1999(g)	$10.00	0.43	0.13	0.56	(0.43)	(0.02)
2000	$10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)
2001	$9.21	0.59	0.63	1.22	(0.59)	--
2002	$9.84	0.53	0.11	0.64	(0.53)	--

WesMark West Virginia Municipal Bond Fund
1998(e)	$10.00	0.35	0.31	0.66	(0.35)	(0.01)
1999	$10.30	0.43	0.12	0.55	(0.43)	(0.01)
2000	$10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)
2001	$9.66	0.45	0.61	1.06	(0.45)	(0.00)(h)
2002	$10.27	0.45(i)	0.04(i)	0.49	(0.44)	--

			Ratios to Average Net Assets
Total Distributions

	Net Asset Value, end of period

		Total Return(a)

			Expenses

				Net Investment Income (Net Operating Loss)

					Expense Waiver/ reimbursement (b)

						Net Assets, end of period (000 omitted)

							Portfolio Turnover Rate

(0.23)	$9.40	(3.16)%	1.70%(d)	(0.40)%(d)	0.28%(d)	$25,162	27%
(0.21)	$6.90	(24.53)%	1.47%	(0.73)%	0.20%	$23,044	24%

(0.65)	$11.15	18.24%	1.14%(d)	0.99%(d)	0.00%(d)(f)	$114,142	58%
(0.85)	$12.74	22.58%	1.04%	0.50%	0.01%	$135,078	58%
(1.61)	$15.09	31.22%	0.95%	0.10%	0.01%	$183,304	71%
(3.55)	$15.10	25.41%	0.97%	0.58%	0.01%	$256,282	77%
(0.62)	$11.91	(17.23)%	0.97%	0.30%	0.01%	$241,313	37%

(0.73)	$9.81	5.50%	1.15%(d)	3.03%(d)	0.09%(d)	$60,887	57%
(0.49)	$10.64	13.52%	0.90%	2.38%	0.15%	$73,864	44%
(1.03)	$11.14	14.99%	0.98%	2.41%	0.11%	$86,205	48%
(0.43)	$9.35	(12.40)%	0.97%	2.09%	0.10%	$77,839	42%

(0.45)	$10.11	5.70%	0.90%(d)	5.47%(d)	0.07%(d)	$117,646	39%
(0.57)	$9.21	(3.41)%	0.72%	5.85%	0.10%	$125,123	26%
(0.59)	$9.84	13.71%	0.82%	6.22%	0.06%	$152,227	25%
(0.53)	$9.95	6.61%	0.78%	5.28%	0.05%	$161,789	50%

(0.36)	$10.30	6.64%	0.74%(d)	4.26%(d)	0.30%(d)	$66,381	6%
(0.44)	$10.41	5.46%	0.74%	4.20%	0.29%	$67,434	17%
(0.47)	$9.66	(2.77)%	0.65%	4.37%	0.30%	$64,057	30%
(0.45)	$10.27	11.26%	0.73%	4.53%	0.30%	$63,625	29%
(0.44)	$10.32	4.92%	0.66%	4.36%(i)	0.30%	$65,595	26%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Computed on an annualized basis.

(e) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(f) Amount represents less than 0.01%.

(g) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(h) Amount represents less than $0.01.


(i) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for the Investment Companies and began amortizing premium and discount amounts on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by 0.01, decreased net realized gain per share by 0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.


Further information about the Funds' performance is contained in the Annual Report, dated January 31, 2002, which can be obtained free of charge.

[Logo of WesBanco Investment Department]

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

March 31, 2002

A Statement of Additional Information (SAI) dated March 31, 2002, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semiannual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-864-1013.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WesMark Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

25314 (3/02)

                                     WESMARK FUNDS

                           WesMark Small Company Growth Fund
                                  WesMark Growth Fund
                                 WesMark Balanced Fund
                                   WesMark Bond Fund
                       WesMark West Virginia Municipal Bond Fund

                          Statement of Additional Information
                                    March 31, 2002

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in  conjunction  with the  prospectus  of the WesMark  Funds dated March 31,
2002.

This SAI  incorporates  by  reference  the  Funds'  Annual  Report.  Obtain  the
Prospectus or the Annual Report without charge by calling 1-800-864-1013.

CONTENTS
================================================================================

How Are the Funds Organized?---------------------------------------------

Securities in Which the Funds Invest-------------------------------------

What Do Shares Cost?-----------------------------------------------------

How Are the Funds Sold?--------------------------------------------------

Exchanging Securities for Shares-----------------------------------------

Redemption in Kind-------------------------------------------------------

Account and Share Information--------------------------------------------

Tax Information----------------------------------------------------------

Who Manages and Provides Services to the Funds?--------------------------

Fees Paid by the Funds for Services--------------------------------------

How Do the Funds Measure Performance?------------------------------------

Financial Information----------------------------------------------------

Addresses----------------------------------------------------------------

Edgewood Services, Inc., Distributor,
subsidiary of Federated Investors, Inc.
25370 (3/02)

HOW ARE THE FUNDS ORGANIZED?

WesMark Funds (Trust) is an open-end,  management investment company that was established  under the laws of the  Commonwealth  of  Massachusetts  on March 1,
1996. The Trust may offer separate  series of shares  representing  interests in separate  portfolios of securities.  The Trust currently offers four diversified portfolios:  WesMark  Small  Company  Growth Fund (Small  Company  Growth Fund),
WesMark Growth Fund (Growth Fund),  WesMark  Balanced Fund (Balanced  Fund), and
WesMark Bond Fund (Bond Fund), and one non diversified  portfolio,  WesMark West
Virginia  Municipal  Bond Fund  (Municipal  Bond  Fund).  The Funds'  investment adviser is WesBanco Investment Department (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.

Following table indicates which types of securities are:

o-----P = Principal investment of a Fund;

o     A = Acceptable (but not principal) investment of a Fund; or

o     N = Not an acceptable investment of a Fund.

---------------------------------------------------------------------------
    Securities        Small    Growth     Balanced     Bond    Municipal
                     Company      Fund      Fund       Fund    Bond Fund
                   Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Common Stocks           P          P          P         A          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Preferred Stocks        P          P          P         A          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
REITs                   A          A          A         N          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Warrants                A          A          A         N          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Treasury Securities     A          A          P         P          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Agency Securities       A          A          P         P          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Corporate Debt          A          A          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Commercial Paper        A          A          P         A          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Bank Instruments        A          A          A         A          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Mortgage Backed         N          N          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Collateralized          N          N          P         P          N
Mortgage
Obligations
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Asset Backed            N          N          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Zero Coupon             N          N          P         A          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Credit Enhancement      A          N          A         A          P
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Convertible             A          A          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Tax Exempt              N          N          P         A          P
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
General Obligation      N          N          A         A          P
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Special Revenue         N          N          A         A          P
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Private Activity        N          N          A         A          P
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Tax Increment           N          N          A         A          P
Financing
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Municipal Notes         N          N          A         A          P
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Variable Rate           N          N          A         A          P
Demand Instruments
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Municipal Leases        N          N          N         N          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Depositary Receipts     P          P          P         N          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Derivative              A          A          A         A          A
Contracts
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Futures                 A          A          A         A          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Options                 A          A          A         A          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Repurchase              A          A          A         A          A
Agreements
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Reverse Repurchase      A          A          A         A          A
Agreements
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Delayed Delivery        A          A          A         A          A
Transactions
---------------------------------------------------------------------------
---------------------------------------------------------------------------
To Be Announced         A          A          A         A          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Dollar Rolls            A          A          A         A          N
---------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES
--------------------------------------------------------------------------------

Equity Securities

Equity securities  represent a share of an issuer's  earnings and assets,  after the  issuer  pays its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following  describes  the  types of  equity  securities  in which  the Funds may invest.

    Common Stocks

     Common stocks are the most common type of equity security. While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends,  dividends  are  generally  only paid after the issuer  pays its creditors and any preferred  stockholders.  In addition,  issuers generally have discretion as to the payment of any dividends. Therefore a Fund cannot predict the income it will receive,  if any, from common  stocks.  However, common stocks offer  greater  potential  for  appreciation  than many other types of securities because their value generally  increases with the value of the issuer's business. As a result,  changes in an issuer's earnings may directly influence the value of its common stock.

    Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
     distributions  before the issuer makes  payments on its common stock.  Some preferred  stocks also participate in dividends and  distributions  paid on common  stock.  Preferred  stocks may also  permit the issuer to redeem the stock. The Funds may also treat such redeemable  preferred stock as a fixed income  security.  Because  preferred stock dividends  usually must be paid before common stock dividends,  preferred stocks generally entail less risk than common stocks. However,  preferred stocks do not represent a liability of the issuer and, therefore,  do not offer as great a degree of protection of capital or  assurance of continued  income as  investments  in corporate debt securities.

    Real Estate Investment Trusts (REITs)

     REITs are real estate  investment  trusts  that lease,  operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their  operations and distribute  most of their income.  Such tax  requirements  limit a REIT's  ability  to  respond  to  changes in the commercial real estate market.

    Warrants

     Warrants give a Fund the option to buy the issuer's equity  securities at a specified  price  (the  exercise  price) at a  specified  future  date (the expiration  date). A Fund may buy the  designated  securities by paying the exercise price before the expiration date. Warrants may become worthless if the  price of the  stock  does not rise  above  the  exercise  price by the expiration date. This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

    Treasury Securities

     Treasury securities are direct obligations of the federal government of the
     United States.  Treasury  securities  are generally  regarded as having the lowest credit risks.

    Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored entity acting under federal  authority (a GSE). The United
States  supports some GSEs with its full,  faith and credit.  Other GSEs receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

The  Funds  treat  mortgage  backed  securities  guaranteed  by GSEs  as  agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce  the  interest  rate  and  prepayment  risks  of  these  mortgage  backed securities.

Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.  A Fund may also purchase  interests in bank loans to companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    Commercial Paper

     Commercial  paper is an  issuer's  obligation  with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers  constantly  reissue their commercial paper and use the proceeds  (or bank loans) to repay  maturing  paper.  If the issuer cannot continue to obtain  liquidity in this fashion,  its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

    Bank Instruments

     Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments include bank accounts,  time deposits,  certificates of deposit and  banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.
     dollars  and  issued  by  U.S.   branches  of  foreign  banks.   Eurodollar
     instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

    Sequential CMOs

     In a sequential pay CMO, one class of CMOs receives all principal  payments and  prepayments.  The next class of CMOs receives all  principal  payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result,  each class of  sequential  pay CMOs reduces the prepayment risks of subsequent classes.

    PACs, TACs and Companion Classes

     More  sophisticated  CMOs include planned  amortization  classes (PACs) and targeted  amortization  classes  (TACs).  PACs  and TACs  are  issued  with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive  principal  payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary,  to cover a shortfall  in the  prepayment  rate.  This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

    Floaters and Inverse Floaters

     Another variant  allocates  interest  payments between two classes of CMOs.
     One class  (Floaters)  receives a share of interest  payments  based upon a market index such as the London Interbank  Offered Rate (LIBOR).  The other class (Inverse  Floaters) receives any remaining interest payments from the underlying  mortgages.  Floater  classes receive more interest (and Inverse
     Floater  classes receive  correspondingly  less interest) as interest rates rise.  This shifts  prepayment  and interest rate risks from the Floater to the Inverse  Floater  class,  reducing the price  volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

    Z Classes and Residual Classes

     CMOs must allocate all payments  received from the underlying  mortgages to some class.  To capture any  unallocated  payments,  CMOs generally have an accrual  (Z)  class.  Z  classes  do not  receive  any  payments  from  the underlying  mortgages  until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.
     Similarly,  REMICs  have  residual  interests  that  receive  any  mortgage payments not allocated to another REMIC class.

     The degree of  increased  or decreased  prepayment  risks  depends upon the structure of the CMOs. However,  the actual returns on any type of mortgage backed  security  depend upon the  performance  of the  underlying  pool of mortgages, which no one can predict and will vary among pools.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange  for equity  securities  at a specified  conversion  price.  The option allows a Fund to realize  additional  returns if the market  price of the equity securities  exceeds the  conversion  price.  For example,  a Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However,  convertible  securities permit a
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

The  Funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting  contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the
Fund  realizes a gain; if it is less,  the Fund  realizes a loss.  Exchanges may limit the amount of open  contracts  permitted at any one time.  Such limits may prevent a Fund from closing out a position.  If this  happens,  the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments  required  under the  contract  (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract  could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A  Fund  may  also  trade  derivative   contracts   over-the-counter   (OTC)  in
transactions  negotiated  directly  between  a Fund  and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon  how a Fund  uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative contracts may increase or decrease a Fund's exposure to interest rate and currency risks,  and may also expose a Fund to liquidity and leverage risks.
OTC  contracts  also  expose  a  Fund  to  credit  risks  in  the  event  that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are  considered  to be commodity  contracts.  Futures  contracts  traded OTC are frequently referred to as forward contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise  price)  during,  or at the end of, a specified  period.  A call option gives the holder (buyer) the right to buy the  underlying  asset from the seller
(writer)  of the  option.  A put  option  gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless  of whether the buyer uses (or exercises) the option.

A Fund may:

o    Buy put options on portfolio securities, securities indices, and listed put options on futures  contracts in anticipation of a decrease in the value of the underlying asset;

o    Write covered call options on portfolio  securities and listed call options on futures contracts to generate income from premiums,  and in anticipation of a  decrease  or only  limited  increase  in the value of the  underlying asset.  If a call  written by a Fund is  exercised,  the Fund  foregoes any possible  profit  from an increase  in the market  price of the  underlying asset over the exercise price plus the premium received;

o    Write secured put options on portfolio  securities (to generate income from premiums,  and in anticipation  of an increase or only limited  decrease in the value of the underlying asset). In writing puts, there is a risk that a
     Fund may be required  to take  delivery  of the  underlying  asset when its current market price is lower than the exercise price;

o    When a Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts; and

o     Buy or write options to close out existing options positions.

A Fund may also write call  options on financial  futures  contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying  asset. If a call written by a Fund is exercised, the Fund  foregoes any  possible  profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

A Fund may also write put options on  financial  futures  contracts  to generate income  from  premiums,  and in  anticipation  of an  increase  or only  limited decrease in the value of the underlying  asset. In writing puts, there is a risk that a Fund may be required to take  delivery of the  underlying  asset when its current  market  price is lower  than the  exercise  price.  When a Fund  writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Municipal Bond Insurance

The Municipal Bond Fund may purchase  municipal  securities covered by insurance which  guarantees  the timely  payment of  principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy  applicable to a particular  security,
whether   obtained  by  the  issuer  of  the   security  or  by  a  third  party
("Issuer-Obtained  Insurance")  or (2) insured under master  insurance  policies issued by municipal  bond  insurers,  which may be  purchased  by the Fund.  The premiums  for the  Policies  may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

The  Fund may  require  or  obtain  municipal  bond  insurance  when  purchasing
municipal   securities  which  would  not  otherwise  meet  the  Fund's  quality standards.  The Fund may also require or obtain  municipal  bond  insurance when purchasing or holding specific municipal securities, when, in the opinion of the
Fund's  Adviser,  such  insurance  would benefit the Fund (for example,  through improvement of portfolio quality or increased liquidity of certain  securities).
The Fund's Adviser anticipates that between 30% and 70% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained  Insurance policies are non-cancellable and continue in force as long as the municipal  securities are outstanding and their respective  insurers remain in  business.  If a  municipal  security  is covered  by  Issuer-Obtained
Insurance, then such security need not be insured by the Policies purchased by a
Fund.

The Fund may purchase two types of Policies  issued by municipal  bond insurers.
One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio.  In the event that a municipal  security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those  payments of interest and  principal  which are due and owing at the time of the sale.

The other type of Policy covers municipal  securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those  municipal  securities.  The Fund will obtain  insurance  which  covers municipal  securities  until final  maturity even after they are sold out of the
Fund's portfolio only if, in the judgment of the Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments
received  from  municipal   bond  issuers  may  not  be  tax-exempt   income  to
shareholders of the Fund.

The Fund may purchase  municipal  securities insured by Policies from MBIA Corp.
("MBIA"),  AMBAC Indemnity Corporation  ("AMBAC"),  Financial Guaranty Insurance
Company ("FGIC"),  or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's.  Each Policy guarantees the payment of principal and interest on those  municipal  securities  it  insures.  The  Policies  will have the same general  characteristics and features. A municipal security will be eligible for coverage if it meets certain  requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer  covering the security  will be obligated  under its Policy to make such payment not later than 30 days after it has been  notified by the Fund that such non-payment  has  occurred.  MBIA,  AMBAC,  and FGIC  will not have the right to withdraw  coverage  on  securities  insured  by their  Policies  so long as such securities remain in the Fund's  portfolio,  nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA,  AMBAC,  and FGIC will reserve the right at any time upon 90 days' written notice  to the Fund to  refuse to insure  any  additional  municipal  securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they  determine  that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA,  AMBAC,  or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase  agreements are  transactions  in which a Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying  security.  A Fund will enter into  repurchase  agreements  only with banks and other recognized financial  institutions,  such as securities dealers, deemed creditworthy by the Adviser.

The Funds'  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase  agreements are repurchase  agreements in which a Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by a Fund. Reverse  repurchase  agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because  a Fund must  repurchase  the  underlying  security  at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which a Fund buys  securities for a set price,  with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a  counterparty  default.  These  transactions  create  leverage risks.

    To Be Announced Securities (TBAs)

     As with  other  when-issued  transactions,  a seller  agrees to issue a TBA security  at a future  date.  However,  the  seller  does not  specify  the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example,  in a TBA mortgage-backed transaction,  a Fund and the seller  would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  However, the seller would not identify the specific  underlying  mortgages  until it issues the security.
     TBA  mortgage-backed  securities  increase  interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    Dollar Rolls

     Dollar rolls are transactions where a Fund sells mortgage backed securities with a  commitment  to buy  similar,  but  not  identical,  mortgage-backed securities  on a  future  date  at a  lower  price.  Normally,  one or both securities  involved are TBA mortgage-backed  securities.  Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

A Fund may lend  portfolio  securities  to  borrowers  that  the  Adviser  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks. These transactions create leverage risks.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will  determinate  whether a security is investment grade based upon the credit ratings given by one or more nationally  recognized  rating services.
For  example,  Standard  and  Poor's,  a  rating  service,  assigns  ratings  to investment  grade  securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal  (default)
when due on each  security.  Lower credit  ratings  correspond  to higher credit risk.  If a security has not received a rating,  a Fund must rely  entirely upon the Adviser's  credit  assessment  that the security is comparable to investment grade.

INVESTMENT RISKS

There are many  factors  which may effect an  investment  in a Fund.  The Funds'
principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Interest Rate Risks

o    Prices of fixed  income  securities  rise and fall in  response to interest rate changes for similar securities.  Generally,  when interest rates rise, prices of fixed income securities fall.  However,  market factors,  such as the demand for particular fixed income  securities,  may cause the price of certain  fixed  income  securities  to  fall  while  the  prices  of  other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or  principal  when due. If an issuer  defaults,  a
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's  Investor  Services.  These  services  assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  a Fund must rely  entirely  upon the  Adviser's  credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the  transaction  or prevent a Fund from  selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the  possibility  that an issuer may redeem a fixed income security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income  security is called,  a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

West Virginia Investment Risks

The  economy  of  West   Virginia  is  heavily   dependent   upon  coal  mining,
manufacturing,  the  government  sector,  tourism and retail trade,  among other industries.  West  Virginia's  economy  has come to  benefit  from a  developing tourism  industry.  The Governor's  Office and the State Legislature have placed great  emphasis  upon  developing  the  tourism  industry  in the  State and the
Legislature  has enacted a number of  statutes  designed to foster the growth in tourism.

Data  compiled  by the  State of West  Virginia  Bureau of  Employment  Programs
indicates that  unemployment in West Virginia  during 1998 (annual  average) was
6.5%,  down from 6.9% in 1997. This represents the lowest annual rate during the
1980s and 1990s but is still above the national  unemployment  rate of 4.5%. The
State's  economic  development  efforts  have  been  aided  by the  location  of significant  manufacturing and service  facilities in West Virginia,  including, for example,  Toyota  Motor  Corporation's  $400 million  engine plant in Putnam
County  which  is  expected  to  employ  approximately  300  people  and the FBI
Fingerprint Center in Harrison County which is expected to employ  approximately
3,000 people.  In 1997 the State  Legislature  created further tax incentives to
stimulate  economic  development  in  manufacturing,   including,  specifically,
consumer-ready wood product manufacturing.

West  Virginia's  economy  continues  to be  enhanced  by the  construction  and improvement  of  roadways  in the State,  including  a $6.0  billion  program to complete the Appalachian  Corridor  highway system from 1992- 2001. In 1997, the
State  approved the sale of $550 million in general  obligation  road bonds over the next few years.  In 1996, the State began sales of  infrastructure  bonds as part of a $300 million  program aimed at local water and sewer  projects as well as economic development projects.

In 1997 the  State  Legislature  did not  enact  any  significant  new  taxes or increase the scope or amount of existing  taxes.  The State  Legislature in 1997 enacted  legislation  which  will  exempt  from ad  valorem  property  taxes all intangible  personal  property with tax situs in West  Virginia.  This exemption will be phased in gradually from 1998 to 2003.

Significant  attention has been  directed in recent years  towards  altering the
State's  current  system  of  obtaining  approximately  twenty-five  percent  of statewide  funding for primary and secondary  public  education  from ad valorem property tax revenues.  Litigation is pending in circuit court on the issue, and it is anticipated that the court will review proposals  expected to be submitted by the  Governor's  Commission  on Fair Taxation and others before a decision is rendered.

In 1995,  the State  Legislature  substantially  reformed  the State's  workers'
compensation  program.  The reform,  aimed  primarily  at  enforcing  employers'
premium   obligations  and   strengthening   requirements  for  permanent  total
disability  awards, is intended to decrease the program's unfunded liability and make the State's business climate more attractive.

State  pension plans and  investments  have drawn the attention of the courts in recent years.  The West Virginia  Supreme Court of Appeals'  opinion in Booth v.
Sims,  456 S.E. 2d 167,  (W.Va.  1995) will likely affect  various State pension plans. In this case, the Court ruled that the State Legislature could not reduce the state troopers' retirement annual cost of living adjustment. The Legislature had approved  such  reductions  in 1994 due to concerns  regarding the actuarial soundness  of the  troopers'  pension  plan.  The Court found the  Legislature's
reduction  of  benefits   unconstitutional  as  applied  to  troopers  who  have
participated  in the plan long enough to have  detrimentally  relied on expected pension benefits.  State lawmakers  speculate that the Court's ruling may affect the  State's  budget by  restricting  the  Legislature's  ability to amend State pension plans which are inadequately  funded. In 1995, the West Virginia Supreme
Court of Appeals ruled in the matter of State of West Virginia ex rel. Gainer v.
West Virginia Board of  Investments,  459 S.E. 2d 531 (W. Va. 1995) that a state statute  granting the West Virginia Board of  Investments  authority to invest a portion of public  employee  pension funds in corporate  stocks violated a state constitution prohibition against the State becoming a stockholder in any company or association.  In 1997, the West Virginia  Supreme Court of Appeals  similarly ruled in the matter of West Virginia Trust Fund,  Inc. v. Bailey 485 S.E. 2d 407
(W. Va. 1997) that a state statute  granting the West Virginia Trust Fund, Inc., as  trustee  of the funds of five  state  employee  pension  funds and the state workers' compensation and coal workers' pneumoconiosis funds, authority to place such funds in an irrevocable  trust which invests in part in corporate  equities also violated the state constitutional  prohibition against the State becoming a stockholder in any company or association. In response, the State Legislature in
1997 proposed an amendment to the State  constitution  which would eliminate the current prohibition against investment of state funds in common stocks and other equity investments.  This proposed constitutional amendment has been approved by
West Virginia's voters.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

The Funds may borrow money, directly or indirectly,  and issue senior securities to the maximum extent permitted under the 1940 Act.

Diversification of Investments

With respect to  securities  comprising  75% of the value of their total assets, the Balanced  Fund,  Bond Fund and Small  Company  Growth Fund will not purchase securities of any one issuer (other than cash; cash items;  securities issued or
guaranteed  by  the   government  of  the  United  States  or  its  agencies  or
instrumentalities  and  repurchase   agreements   collateralized  by  such  U.S.
government  securities;  and securities of other investment  companies) if, as a result,  more than 5% of the value of each Fund's total assets would be invested in the  securities  of that issuer,  or each Fund would own more than 10% of the outstanding voting securities of that issuer.

Underwriting

The Funds may not underwrite  the  securities of other issuers,  except that the
Funds may engage in  transactions  involving  the  acquisition,  disposition  or resale  of its  portfolio  securities,  under  circumstances  where  they may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Funds may not purchase or sell real estate,  provided that this  restriction does not prevent the Funds from  investing in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The  Funds  may  exercise  their  rights  under  agreements   relating  to  such
securities,  including the right to enforce security  interests and to hold real estate  acquired  by reason of such  enforcement  until that real  estate can be liquidated in an orderly manner.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Lending Cash or Securities

The Funds may not make loans,  provided that this  restriction  does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Funds will not make  investments  that will result in the  concentration  of their  investments  in the securities of issuers  primarily  engaged in the same industry. Government securities,  municipal securities and bank instruments will not be deemed to constitute  an industry.  To conform to the current view of the
SEC staff that only  domestic  bank  instruments  may be excluded  from industry concentration limitations,  as a matter of non-fundamental policy, the Fund will not exclude  foreign bank  instruments  from industry  concentration  limitation tests  so  long as the  policy  of the  SEC  remains  in  effect.  In  addition,
investments  in  bank  instruments,   and  investments  in  certain   industrial
development  bonds funded by activities in a single industry,  will be deemed to constitute  investment in an industry,  except when held for temporary defensive purposes.  The  investment  of more  than 25% of the value of the  Fund's  total assets in any one industry will constitute "concentration."

The above  investment  limitations  cannot be changed  unless  authorized by the board of  Trustees  (Board)  and by the "vote of a majority  of its  outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act).
The  following  investment  limitations,  however,  may be  changed by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Funds will not purchase  securities  on margin,  provided that the Funds may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and further  provided  that the Funds may make  margin  deposits in connection  with their use of financial  options and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The  Funds  will not  mortgage,  pledge,  or  hypothecate  any of their  assets, provided  that this shall not apply to the transfer of  securities in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Funds will not purchase  securities for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.

Writing Covered Call Options and Purchasing Put Options

With  respect to the Bond Fund and the  Balanced  Fund,  the Fund will not write call  options  on  securities  unless  the  securities  are  held in the  Fund's portfolio  or unless the Fund is entitled to them in  deliverable  form  without further payment or after  segregating cash in the amount of any further payment.
The Fund will not purchase put options on securities  unless the  securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a)
utility companies will be divided according to their services (for example, gas,
gas  transmission,   electric  and  telephone  will  be  considered  a  separate industry);  (b) financial service companies will be classified  according to the end users of their services (for example,  automobile finance,  bank finance and diversified  finance  will each be  considered  a  separate  industry);  and (c)
asset-backed  securities will be classified  according to the underlying  assets securing such  securities.  To conform to the current view of the SEC staff that only domestic  bank  instruments  may be excluded  from  industry  concentration limitations,  as a matter of non-fundamental  policy, the Funds will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC  remains  in  effect.  In  addition,  investments  in bank instruments,  and investments in certain industrial  development bonds funded by activities in a single industry,  will be deemed to constitute  investment in an industry,  except when held for temporary defensive purposes.  The investment of more than 25% of the value of each Fund's total assets in any one industry  will constitute "concentration."

As a matter of non-fundamental  policy, for purposes of the commodities  policy, investments in transactions  involving  futures  contracts and options,  forward currency contracts,  swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

As a matter of non-fundamental policy, with respect to securities comprising 75%
of the value of its total assets,  the Growth Fund will not purchase  securities of any one issuer (other than cash; cash items;  securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment  companies) if, as a result,  more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the  outstanding  voting  securities of that issuer.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings association having capital,  surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of each Fund's portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the  over-the-counter  market),  if  available;  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o    for bonds and other fixed  income  securities,  at the last sale price on a national securities exchange, if available,  otherwise, as determined by an independent pricing service;

o    futures  contracts and options are valued at market values  established  by the  exchanges  on which  they are  traded at the close of  trading on such exchanges.  Options  traded  in  the  over-the-counter  market  are  valued according to the mean between the last bid and the last asked price for the option as provided by an investment  dealer or other financial  institution that  deals in the  option.  The Board may  determine  in good  faith  that another  method of valuing such  investments is necessary to appraise their fair market value;

o    for  short-term  obligations,  according  to the mean between bid and asked prices  as  furnished  by  an  independent  pricing  service,  except  that short-term  obligations  with remaining  maturities of less than 60 days at the time of  purchase  may be valued at  amortized  cost or at fair  market value as determined in good faith by the Board; and

o    for all other securities,  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

Each  Fund's  net asset  value  (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of each Fund.

ELIMINATING THE FRONT-END SALES CHARGE
You can eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger  purchases of the WesMark Funds  eliminate or reduce the sales charge you pay.  You can  combine  purchases  of Shares  made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases

You can  combine  concurrent  purchases  of the same share  class of two or more
WesMark Funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of Intent  committing to purchase a certain  amount of the
WesMark  Funds  Shares  within a 13-month  period to combine  such  purchases in calculating  the sales charge.  The Funds'  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

Because there are nominal sales efforts  associated  with their  purchases,  the following  individuals and their immediate  family members may buy Shares at NAV without  any sales  charge:  Trustees,  employees,  directors  and  officers  of
WesBanco,  Federated Investors, Inc. and sales representatives of the Funds, the
Adviser,  the Distributor and their  affiliates,  and members of their immediate families;  any  associated  person  of an  investment  dealer  who  has a  sales agreement with the Distributor;  and trusts, pension or profit-sharing plans for these individuals.

Waiver of Sales Charge by Investment Professionals

The sales charge will be waived when purchases are made through investment professionals or dealers who choose to receive no portion of the sales charge.

HOW ARE THE FUNDS SOLD?

Under the  Distributor's  Contract  with the Funds,  the  Distributor  (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor  generally  pays up to 90% (and as much as 100%) of this  charge  to investment professionals (including WesBanco Securities,  Inc.) for sales and/or administrative  services. Any payments to investment  professionals in excess of
90% of the front-end  sales charge are  considered  supplemental  payments.  The
Distributor retains any portion not paid to an investment professional.

Rule 12b-1 plan

As a  compensation  type  plan,  the  Rule  12b-1  Plan is  designed  to pay the
Distributor   (who  may  then  pay  investment   professional   such  as  banks,
broker/dealers,  trust departments of banks, and registered investment advisers)
for  marketing  activities  (such  as  advertising,  printing  and  distributing prospectuses,  and providing incentives to investment  professionals) to promote sales of Shares so that overall Fund assets are  maintained or  increased.  This helps the Funds  achieve  economies  of scale,  reduce per share  expenses,  and provide  cash  for  orderly  portfolio  management  and  Share  redemptions.  In addition,  the Funds'  service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor  more or less than its actual marketing expenses.  In no event will a Fund pay for any expenses of the Distributor  that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Funds may pay WesBanco for providing  shareholder  services and  maintaining shareholder  accounts.  WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment  professionals  may be paid fees out of the assets of the Distributor and/or WesBanco (but not out of Fund assets).  The  Distributor  and/or WesBanco may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder  services  such as sponsoring  sales,  providing  sales  literature, conducting  training  seminars  for  employees,  and  engineering  sales-related computer software programs and systems.  Also,  investment  professionals may be paid cash or promotional  incentives,  such as reimbursement of certain expenses relating  to  attendance  at  informational  meetings  about  the Funds or other special  events at  recreational-type  facilities,  or items of material  value.
These  payments  will  be  based  upon  the  amount  of  shares  the  investment professional  sells or may sell  and/or  upon  the type and  nature  of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact your investment  professional to request a purchase of shares in an exchange for  securities  you own.  The Funds  reserve the right to determine whether to accept your  securities and the minimum  market value to accept.  The
Funds will value your  securities in the same manner as they value their assets.
This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  shares  in a  fiduciary,  agency, custodial,  or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have  elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share  redemptions to any one shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Funds will pay all or a portion of the remainder of the redemption in portfolio  securities,  valued in the same way as each Fund  determines its NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of each Fund gives the shareholder one vote in Trustee  elections and other matters  submitted to shareholders  for vote. All Shares of the Trust have equal voting rights,  except that in matters  affecting only a particular  Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

As  of  March  1,  2002,  the  following   shareholder(s)  owned  of  record,
beneficially,  or both,  5% or more of  outstanding  shares of the Small Company
Growth Fund: Dolling & Co, Wheeling,  WV, owned  approximately  3,077,593 shares
(91.35%).

As of March 1, 2002, the following shareholder(s) owned of record, beneficially, or both,  5% or more of  outstanding  shares of the Growth  Fund:  Dolling & Co,
Wheeling, WV, owned approximately 17,998,866 shares (89.64%).

As of March 1, 2002, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding  shares of the Balanced  Fund:  Dolling & Co,
Wheeling, WV, owned approximately 7,842,488 shares (94.96%).

As of March 1, 2002, the following shareholder(s) owned of record, beneficially, or both,  5% or more of  outstanding  shares  of the Bond  Fund:  Dolling  & Co,
Wheeling, WV, owned approximately 14,992,037 shares (91.38%); and Saxon and Co.,
Philadelphia, PA, owned approximately 1,091,509 shares (6.65%).

As of March 1, 2002, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding  shares of the Municipal Bond Fund: Dolling &
Co, Wheeling, WV, owned approximately 6,113,531 shares (96.21%).

Shareholders  owning 25% or more of outstanding  shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Funds intend to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, they will not receive  special tax  treatment  and will pay federal  income tax.

Each Fund will be treated as a single,  separate  entity for federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Growth Fund or the  Balanced  Fund  purchase  foreign  securities,  their investment  income may be subject to  foreign  withholding  or other  taxes that could reduce the return on these  securities.  Tax  treaties  between the United
States and foreign  countries,  however,  may reduce or eliminate  the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be  predicted  since the amount of Fund assets to be invested  within various  countries is uncertain.  However,  the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income  generally  consists  solely of the coupon  income  generated by the portfolio,  whereas  tax-basis  income includes gains or losses  attributable to currency  fluctuation.  Due to  differences  in the  book and tax  treatment  of fixed-income  securities  denominated in foreign currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the extent that currency  fluctuations  cannot be  anticipated,  a portion of  distributions  to shareholders  could  later be  designated  as a return of  capital,  rather than income,  for income tax purposes,  which may be of particular  concern to simple trusts.

If a Fund  invests  in the  stock  of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC),  and the Funds may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the  value of a Fund's  assets at the end of the tax year is represented by stock or securities of foreign corporations,  the Fund intends to qualify for certain Code stipulations  that would allow  shareholders to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign  taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WEST VIRGINIA TAXES

Under existing West Virginia laws, distributions made by the Municipal Bond Fund will not be subject to the West Virginia  personal income tax to the extent that such  distributions  qualify as  exempt-interest  dividends  under the  Internal
Revenue  Code of 1986,  as  amended,  and  represent  (i)  interest  income from obligations  of the  United  States and its  possessions;  or (ii)  interest  or dividend income from obligations of any authority, commission or instrumentality of the United  States or the State of West  Virginia  exempt  from state  income taxes under the laws of the United States or of the State of West Virginia.  For
purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.

The Secretary of the  Department of Tax and Revenue has indicated on an informed
basis  that  Fund  shares  should  be  exempt  from  personal   property  taxes.
Shareholders  should  consult their own tax adviser for more  information on the application of personal property taxes on Fund shares.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Funds'  business  affairs  and for exercising all the Funds' powers except those reserved for the shareholders. The following  tables  give  information  about  each  Board  member  and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The WesMark  Fund Complex  consists of one  investment company (comprising five portfolios).  Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex;  serves for an indefinite term;  and also serves as a Board  member of the  following  investment  company complexes: Banknorth Funds-six portfolios; CCMI Funds-one portfolio;  FirstMerit
Funds-two   portfolios;   Regions  Funds-eight   portfolios;   Riggs  Funds-nine
portfolios; and Federated Investors Funds-139 portfolios.

As  of  March  1,  2002,  the  Funds'  Board  and  Officers  as  a  group  owned approximately less than 1% of the Funds' outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                   Principal Occupation(s) for Past Five     Aggregate
Birth Date             Years, Other Directorships Held and       Compensation
Address                Previous Positions                        From Fund
Positions Held with                                            (past
Fund                                                           fiscal
Date Service Began                                             year)
                      Principal Occupations:  Chief Executive            $0
John F. Donahue*      Officer and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman and
28, 1924              Director, Federated Investors, Inc.;
CHAIRMAN AND TRUSTEE  Chairman, Federated Investment
Began serving:        Management Company, Federated Global
February 1996         Investment Management Corp. and
                      Passport Research, Ltd.
                      ----------------------------------------

                      Previous Positions:  Trustee, Federated
                      Investment Management Company and
                      Chairman and Director, Federated
                      Investment Counseling.

                      Principal Occupations:  President or               $0
J. Christopher        Executive Vice President of the
Donahue*              Federated Fund Complex; Director or
Birth Date: April     Trustee of some of the Funds in the
11, 1949              Federated Fund Complex; President,
TRUSTEE AND           Chief Executive Officer and Director,
EXECUTIVE VICE        Federated Investors, Inc.; President,
PRESIDENT             Chief Executive Officer and Trustee,
Began serving:        Federated Investment Management
February 1996         Company; Trustee, Federated Investment
                      Counseling; President, Chief Executive
                      Officer and Director, Federated Global
                      Investment Management Corp.; President
                      and Chief Executive Officer, Passport
                      Research, Ltd.; Trustee, Federated
                      Shareholder Services Company; Director,
                      Federated Services Company.
                      ----------------------------------------

                      Previous Position:  President,
                      Federated Investment Counseling.

                      Principal Occupations:  Director or         $1,476.04
Lawrence D. Ellis,    Trustee of the Federated Fund Complex;
M.D.*                 Professor of Medicine, University of
Birth Date: October   Pittsburgh; Medical Director,
11, 1932              University of Pittsburgh Medical Center
3471 Fifth Avenue     Downtown; Hematologist, Oncologist and
Suite 1111            Internist, University of Pittsburgh
Pittsburgh, PA        Medical Center.
TRUSTEE
Began serving:        Other Directorships Held: Member,
February 1996         National Board of Trustees, Leukemia
                      Society of America.
                      ----------------------------------------

                      Previous Position:  Trustee, University
                      of Pittsburgh; Director, University of
                      Pittsburgh Medical Center.

* Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with  Federated  Investors,  Inc.  and its  subsidiaries.  Lawrence D.
Ellis,  M.D. is  "interested"  because his  son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                   Principal Occupation(s) for Past Five     Aggregate
Birth Date             Years, Other Directorships Held and       Compensation
Address                Previous Positions                        From Fund
Positions Held with                                            (past
Fund                                                           fiscal
Date Service Began                                             year)
                      Principal Occupation:  Director or           $1449.12
Thomas G. Bigley      Trustee of the Federated Fund Complex.
Birth Date:
February 3, 1934      Other Directorships Held: Director,
15 Old Timber Trail   Member of Executive Committee,
Pittsburgh, PA        Children's Hospital of Pittsburgh;
TRUSTEE               Director, Member of Executive
Began serving:        Committee, University of Pittsburgh.
February 1996
                      Previous Position:  Senior Partner,
                      Ernst & Young LLP.

                      Principal Occupations:  Director or          $1449.12
John T. Conroy, Jr.   Trustee of the Federated Fund Complex;
Birth Date: June      Chairman of the Board, Investment
23, 1937              Properties Corporation; Partner or
Grubb &               Trustee in private real estate ventures
Ellis/Investment      in Southwest Florida.
Properties
Corporation           Previous Positions:  President,
3201 Tamiami Trail    Investment Properties Corporation;
North Naples, FL      Senior Vice President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors; President,
Began serving:        Naples Property Management, Inc. and
February 1996         Northgate Village Development
                      Corporation.

                      Principal Occupation:  Director or           $1449.12
Nicholas P.           Trustee of the Federated Fund Complex;
Constantakis          Partner, Andersen Worldwide SC (prior
Birth Date:           to 9/1/97).
September 3, 1939
175 Woodshire Drive   Other Directorships Held: Director and
Pittsburgh, PA        Chairman of the Audit Committee,
TRUSTEE               Michael Baker Corporation (engineering
Began serving:        and energy services worldwide).
February 1997

                      Principal Occupation:  Director or           $1317.19
John F. Cunningham    Trustee of the Federated Fund Complex.
Birth Date: March
5, 1943               Other Directorships Held: Chairman,
353 El Brillo Way     President and Chief Executive Officer,
Palm Beach, FL        Cunningham & Co., Inc. (strategic
TRUSTEE               business consulting); Trustee
Began serving:        Associate, Boston College.
January 1999
                      Previous Positions:  Director, Redgate
                      Communications and EMC Corporation
                      (computer storage systems); Chairman of
                      the Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation:  Director or           $1317.19
Peter E. Madden       Trustee of the Federated Fund Complex;
Birth Date: March     Management Consultant.
16, 1942
One Royal Palm Way    Previous Positions: Representative,
100 Royal Palm Way    Commonwealth of Massachusetts General
Palm Beach, FL        Court; President, State Street Bank and
TRUSTEE               Trust Company and State Street
Began serving:        Corporation (retired), Director, VISA
February 1996         USA and VISA International; Chairman
                      and Director, Massachusetts Bankers
                      Association; Director, Depository Trust
                      Corporation; Director, The Boston Stock
                      Exchange.

                      Principal Occupations:  Director or          $1449.12
Charles F.            Trustee of the Federated Fund Complex;
Mansfield, Jr.        Management Consultant; Executive Vice
Birth Date: April     President, DVC Group, Inc. (marketing,
10, 1945              communications and technology) (prior
80 South Road         to 9/1/00).
Westhampton Beach,
NY                    Previous Positions: Chief Executive
TRUSTEE               Officer, PBTC International Bank;
Began serving:        Partner, Arthur Young & Company (now
January 1999          Ernst & Young LLP); Chief Financial
                      Officer of Retail Banking Sector, Chase
                      Manhattan Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine Midland
                      Bank); Vice President, Citibank;
                      Assistant Professor of Banking and
                      Finance, Frank G. Zarb School of
                      Business, Hofstra University.

                      Principal Occupations:  Director or          $1440.26
John E. Murray,       Trustee of the Federated Fund Complex;
Jr., J.D., S.J.D.     Chancellor and Law Professor, Duquesne
Birth Date:           University; Consulting Partner, Mollica
December 20, 1932     & Murray.
TRUSTEE
Began serving:        Other Directorships Held: Director,
February 1996         Michael Baker Corp. (engineering,
                      construction, operations and technical
                      services).

                      Previous Positions: President, Duquesne
                      University; Dean and Professor of Law,
                      University of Pittsburgh School of Law;
                      Dean and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director or          $1317.19
Marjorie P. Smuts     Trustee of the Federated Fund Complex;
Birth Date: June      Public Relations/Marketing
21, 1935              Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National
TRUSTEE               Spokesperson, Aluminum Company of
Began serving:        America; television producer;
February 1996         President, Marj Palmer Assoc.; Owner,
                      Scandia Bord.

                      Principal Occupations:  Director or          $1317.19
John S. Walsh         Trustee of the Federated Fund Complex;
Birth Date:           President and Director, Heat Wagon,
November 28, 1957     Inc. (manufacturer of construction
2604 William Drive    temporary heaters); President and
Valparaiso, IN        Director, Manufacturers Products, Inc.
TRUSTEE               (distributor of portable construction
Began serving:        heaters); President, Portable Heater
January 1999          Parts, a division of Manufacturers
                      Products, Inc.

                      Other Directorships Held: Director,
                      Walsh & Kelly, Inc. (heavy highway
                      contractor).

                      Previous Position: Vice President,
                      Walsh & Kelly, Inc.

--------------------------------------------------------------------------------

OFFICERS**

Name                   rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with
Fund                  P
                      Principal Occupations: Senior Vice President and
Peter J. Germain      Director of Proprietary Funds Services, Federated
--------------------  Services Company.
Birth Date:
September 3, 1959     Previous Positions:  Senior Corporate Counsel,
PRESIDENT             Federated Services Company.

                      Principal Occupations:  President, Executive Vice
Edward C. Gonzales    President and Treasurer of some of the Funds in the
Birth Date: October   Federated Fund Complex; Vice Chairman, Federated
22, 1930              Investors, Inc.; Trustee, Federated Administrative
EXECUTIVE VICE        Services.
PRESIDENT             -----------------------------------------------------

                      Previous Positions:  Trustee or Director of some of
                      the Funds in the Federated Fund Complex; CEO and
                      Chairman, Federated Administrative Services; Vice
                      President, Federated Investment Management Company,
                      Federated Investment Counseling, Federated Global
                      Investment Management Corp. and Passport Research,
                      Ltd.; Director and Executive Vice President,
                      Federated Securities Corp.; Director, Federated
                      Services Company; Trustee, Federated Shareholder
                      Services Company.

                      Principal Occupations:  Executive Vice President and
John W. McGonigle     Secretary of the Federated Fund Complex; Executive
Birth Date: October   Vice President, Secretary and Director, Federated
26, 1938              Investors, Inc.
EXECUTIVE VICE        -----------------------------------------------------
PRESIDENT
AND SECRETARY         Previous Positions:  Trustee, Federated Investment
                      Management Company and Federated Investment
                      Counseling; Director, Federated Global Investment
                      Management Corp., Federated Services Company and
                      Federated Securities Corp.

                      Principal Occupations: Treasurer of the Federated
Richard J. Thomas     Fund Complex; Senior Vice President, Federated
Birth Date: June      Administrative Services.
17, 1954
 TREASURER            Previous Positions: Vice President, Federated
                      Administrative Services; held various management
                      positions within Funds Financial Services Division
                      of Federated Investors, Inc.

                      Principal Occupations:  Chief Investment Officer of
William D. Dawson,    this Fund and various other Funds in the Federated
III                   Fund Complex; Executive Vice President, Federated
Birth Date: March     Investment Counseling, Federated Global Investment
3, 1949               Management Corp., Federated Investment Management
CHIEF INVESTMENT      Company and Passport Research, Ltd.; Director,
OFFICER               Federated Global Investment Management Corp. and
                      Federated Investment Management Company; Portfolio
                      Manager, Federated Administrative Services; Vice
                      President, Federated Investors, Inc.
                      -----------------------------------------------------

                      Previous Positions:  Executive Vice President and
                      Senior Vice President, Federated Investment
                      Counseling Institutional Portfolio Management
                      Services Division; Senior Vice President, Federated
                      Investment Management Company and Passport Research,
                      Ltd.

Beth S. Broderick     Principal Occupations:  Vice President, Federated
--------------------  Services Company since 1999.
Birth Date:  August
2, 1965               Previous Positions:  Client Services Officer,
VICE PRESIDENT        Federated Services Company from 1992 to 1997.

**    Officers do not receive any compensation from the Funds.
--------------------------------------------------------------------------------

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant Secretary of Federated  Investors,  Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne  University,  Pittsburgh,  Pennsylvania,  since May 12,
2000.  Mr. John E. Murray,  Jr., an Independent  Trustee of the Fund,  served as
President of Duquesne from 1988 until his retirement from that position in 2001, and became  Chancellor  of Duquesne on August 15, 2001.  It should be noted that
Mr.  Donahue  abstains on any matter  that comes  before  Duquesne's  Board that affects Mr. Murray personally.

COMMITTEES of the board
                                                                 MEETINGS
                                                                   HELD
 BOARD        COMMITTEE                                        DURING LAST
COMMITTEE      MEMBERS             COMMITTEE FUNCTIONS         FISCAL YEAR
Executive John F. Donahue    In between meetings of the full        0
          John E. Murray,    Board, the Executive Committee
          Jr., J.D., S.J.D.  generally may exercise all the
                             powers of the full Board in the
                             management and direction of the
                             business and conduct of the
                             affairs of the Trust in such
                             manner as the Executive
                             Committee shall deem to be in
                             the best interests of the
                             Trust.  However, the Executive
                             Committee cannot elect or
                             remove Board members, increase
                             or decrease the number of
                             Trustees, elect or remove any
                             Officer, declare dividends,
                             issue shares or recommend to
                             shareholders any action
                             requiring shareholder approval.

 Audit    Thomas G. Bigley   The Audit Committee reviews and        4
          John T. Conroy,    recommends to the full Board
          Jr.                the independent auditors to be
          Nicholas P.        selected to audit the Fund`s
          Constantakis       financial statements; meet with
          Charles F.         the independent auditors
          Mansfield, Jr.     periodically to review the
                             results of the audits and
                             report the results to the full
                             Board; evaluate the
                             independence of the auditors,
                             review legal and regulatory
                             matters that may have a
                             material effect on the
                             financial statements, related
                             compliance policies and
                             programs, and the related
                             reports received from
                             regulators; review the Fund`s
                             internal audit function; review
                             compliance with the Fund`s code
                             of conduct/ethics; review
                             valuation issues; monitor
                             inter-fund lending
                             transactions; review custody
                             services and issues and
                             investigate any matters brought
                             to the Committee's attention
                             that are within the scope of
                             its duties.

Board ownership of shares in the fund and in the WesMark
Investment company AS OF dECEMBER 31, 2001
--------------------------------------------------------------------------------

                      ollar         Aggregate
                      Range of    ollar Range of
                      hares       hares Owned in
                     D Owned      WesMark Funds
    Interested        in Funds   D Investment
 Board Member Name   S           S   Company
John F. Donahue            None             None
J. Christopher             None             None
Donahue
Lawrence D. Ellis,         None             None
M.D.

    Independent
 Board Member Name
Thomas G. Bigley           None
John T. Conroy, Jr.        None             None
Nicholas P.                None             None
Constantakis
John F. Cunningham         None             None
Peter E. Madden            None             None
Charles F.                 None             None
Mansfield, Jr.
John E. Murray,            None             None
Jr., J.D., S.J.D.
Marjorie P. Smuts          None             None
John S. Walsh              None             None
INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Adviser conducts investment research and makes investment  decisions for the
Funds.

The Adviser is a wholly owned subsidiary of WesBanco, Inc.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the  purchase,  holding,  or sale of any security  or for  anything  done or  omitted  by it,  except  acts or  omissions
involving  willful  misfeasance,   bad  faith,  gross  negligence,  or  reckless
disregard of the duties imposed upon it by its contract with the Trust.

As required by the Investment Company Act of 1940 ("1940 Act"), the Funds' Board
has reviewed the Funds' investment  advisory  contract.  The Board's decision to approve the contract  reflects the exercise of its business  judgment on whether to continue the existing  arrangements.  During its review of the contract,  the
Board  considers many factors,  among the most material of which are: the Funds'
investment  objectives  and long  term  performance;  the  Adviser's  management philosophy,  personnel,  and processes; the preferences and expectations of Fund
shareholders  and  their  relative  sophistication;   the  continuing  state  of
competition  in the mutual  fund  industry;  comparable  fees in the mutual fund industry;  the range  and  quality  of  services  provided  to the Funds and its shareholders by the Federated  organization  in addition to investment  advisory services;  and the Fund's  relationship  to other funds in the WesMark Family of
Funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Funds'  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the Funds on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser .
This includes fees received for services provided to the Funds by other entities in the WesBanco  organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the  Adviser,  including  the  performance  of a  fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as a fund grows larger;  any indirect  benefits that may accrue to the
Adviser and its  affiliates  as a result of the  Adviser's  relationship  with a fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Funds and working  with  WesBanco on matters  relating  to its funds,  and is assisted  in its  deliberations  by the advice of  independent  legal  counsel.  In this regard,  the Board requests and receives a significant  amount of  information  about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory  contracts occurs. In between  regularly  scheduled  meetings,  the Board may receive  information  on particular  matters as the need  arises.  Thus,  the  Board's  evaluation  of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance  (in absolute  terms as well as in  relationship  to its  particular investment  program and certain  competitor or "peer group" funds), and comments on the reasons for  performance;  a fund's expenses  (including the advisory fee itself and the overall  expense  structure of a fund, both in absolute terms and relative to similar and/or competing  funds,  with due regard for contractual or voluntary expense limitations);  the use and allocation of brokerage commissions derived from trading a fund's portfolio securities; the nature and extent of the advisory  and  other  services  provided  to a  fund  by  the  Adviser  and  its affiliates;  compliance and audit reports  concerning the Funds and the WesBanco companies  that  service  them;  and  relevant  developments  in the mutual fund industry and how the funds and/or WesBanco are responding to them.

The Board also receives financial information about WesBanco,  including reports on the compensation and benefits  WesBanco derives from its  relationships  with the Funds.  These reports cover not only the fees under the advisory  contracts, but also fees received by WesBanco's  subsidiaries  for providing other services to the  Funds  under  separate  contracts  (e.g.,  for  serving  as  the  Funds'
custodian).  The reports also discuss any indirect  benefit  WesBanco may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship  of each fund to the WesBanco  family of funds,  the Board does not approach  consideration  of every fund's  advisory  contract as if that were the only fund offered by the Adviser.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules,  the Funds,  its Adviser,  and their  Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in  securities,  including  those that the Funds could buy,  they also  contain  significant  safeguards  designed to protect the
Funds and their  shareholders  from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling shares of the Funds and other funds  distributed by the Distributor and its affiliates.  The Adviser makes  decisions  on  portfolio  transactions  and  selects  brokers and dealers subject to review by the Funds' Board.

Research Services

Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Adviser in advising  other  accounts.  To the extent that receipt of these services may replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.
The  Adviser  and  its  affiliates  exercise  reasonable  business  judgment  in selecting  those brokers who offer  brokerage  and research  services to execute securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment  decisions for the Funds are made  independently  from those of other accounts  managed by the Adviser.  When a Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities  for sales will be allocated among the Funds and the account(s) in a manner  believed by the Adviser to be equitable.  While the  coordination  and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Funds.  Federated  Services Company provides these at the following annual rate of the average  aggregate daily net assets as specified below:

        Maximum           Average Aggregate Daily
   Administrative Fee     Net Assets of the Trust
0.150 of 1%               on the first
                          $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

The  administrative  fee  received  during any fiscal  year shall be at least
$75,000  per  portfolio.  Federated  Services  Company may  voluntarily  waive a portion of its fee and may reimburse the Funds for expenses. Prior to January 1,
2002,  Federated Services Company also provided certain accounting services with respect to the Funds' portfolio  investments for a fee based on Fund assets plus out-of-pocket  expenses.  Effective January 1, 2002, State Street Bank and Trust
Company  provides these fund accounting  services to the Funds for an annual fee of 0.05% of the average daily net assets of the Funds.

--------------------------------------------------------------------------------

CUSTODIAN

WesBanco Trust and Investment Services, is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Funds pay the transfer  agent a fee based on the size,  type,  and number of accounts and transactions made by shareholders.

INDEPENDENT Public Accountants

The  independent  auditor  for the Funds,  Deloitte & Touche LLP,  conducts  its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

--------------------------------------------------------------------------------------
Fund            Advisory Fee Paid/            Brokerage         Administrative Fee
               Advisory Fee Waived        Commissions Paid             Paid/
                                                                Administrative Fee
                                                                      Waived
           ---------------------------------------------------------------------------
           ---------------------------------------------------------------------------
            For the fiscal year ended                           For the fiscal year
                   January 31,                                         ended
                                                                    January 31,
           ---------------------------------------------------------------------------
           ---------------------------------------------------------------------------
             2002     2001      2000     2002   2001    2000  2002   2001     2000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Small      $178,720/$71,085/  N/A       $18,636$14,480 N/A    $75,00$36,270/N/A
Company    $4,369   $2,641                                    $43,41$23,543
Growth
Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Growth     $1,854,29$1,690,609$1,229,625$257,99$328,100$195,88$327,7$306,580$229,182/
Fund       $17,288  $32,399   $19,910                         $0    $0      $0
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Balanced   $619,973/$614,610/ $530,435/ $61,636$70,192 $43,868$109,6$111,523$98,891/
Fund       $82,663  $88,128   $106,091                        $0            $0
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Bond Fund  $943,309/$808,977/ $725,072/ $0     $0      $0     $208,5$183,455$169,017/
           $78,609  $77,894   $120,845                        $0            $0
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
West       $385,271/$373,185/ $396,498/ $0     $0      $0     $85,16$84,693 $$92,443/
Virginia   $192,636 $186,592  $198,249                        $0            $0
Municipal
Bond Fund
--------------------------------------------------------------------------------------

12B-1 FEES AND SHAREHOLDER SERVICES FEES
The Funds did not pay or accrue 12b-1 fees or shareholder services fees during the fiscal year ended January 31, 2002. The Funds have no present intention of paying or accruing 12b-1 fees during the fiscal year ending January 31, 2003.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds'
or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and since inception periods. Yield is given for the 30-day period ended January 31, 2002.


 SMALL COMPANY  1 Year  5 Years       Since
 GROWTH FUND                          Inception
                                      on December
                                      31,
                                      1993
 --------------------------------------------------
 --------------------------------------------------
   Return       (28.12)%8.31%         13.49
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After (28.62)%7.01%         12.00%
   Taxes on
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After (16.82)%6.24%         10.68%
   Taxes on
   Distributions
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          N/A
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 GROWTH FUND    1 Year                Since
                                      Inception
                                      on
                                      April 14,
                                      1997
 --------------------------------------------------
 --------------------------------------------------
   Return       (21.15)%              14.05%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After (21.98)%              11.42%
   Taxes on
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After (12.21)%              11.30%
   Taxes on
   Distributions
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          0.20%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 BALANCED FUND  1 Year                Since
                                      Inception
                                      on April
                                      20, 1998
 --------------------------------------------------
 --------------------------------------------------
   Return       (16.59)%              3.74%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After (17.62)%              1.75%
   Taxes on
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After (9.71)%               2.41%
   Taxes on
   Distributions
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          2.01%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 BOND FUND      1 Year                Since
                                      Inception
                                      on
                                      April 20,
                                      1998
 --------------------------------------------------
 --------------------------------------------------
   Return       2.65%                 4.73%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After 0.55%                 2.39%
   Taxes on
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After 1.58%                 2.58%
   Taxes on
   Distributions
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          4.46%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 WEST VIRGINIA  1 Year                Since
 MUNICIPAL BOND                       Inception
 FUND                                 on April
                                      14, 1997
 --------------------------------------------------
 --------------------------------------------------
   Return       0.98%                 4.37%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After 0.98%                 4.35%
   Taxes on
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After 2.26%                 4.36%
   Taxes on
   Distributions
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          3.52%
 --------------------------------------------------
 --------------------------------------------------
 Tax-Equivalent 6.41%
 Yield
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of shares  owned at the end of the period is based on the number of shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When  shares  of a Fund  are in  existence  for  less  than a year,  a Fund  may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of shares is  calculated  by  dividing:  (i) the net  investment income per Share earned by the shares over a 30-day period;  by (ii) the maximum offering  price per  Share on the last day of the  period.  This  number is then annualized using semi-annual  compounding.  This means that the amount of income generated  during the 30-day period is assumed to be generated each month over a
12-month  period  and is  reinvested  every  six  months.  The  yield  does  not necessarily  reflect  income  actually  earned  by  shares  because  of  certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

To  the  extent  investment  professional  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth  below  are  samples  of  tax-equivalency  tables  that may be used in advertising and sales  literature.  These tables are for  illustrative  purposes only and are not  representative of past or future  performance of the Municipal
Bond  Fund.  The  interest  earned  by the  municipal  securities  owned  by the
Municipal Bond Fund generally  remains free from federal  regular income tax and is often free from West Virginia taxes as well.  However,  some of the Municipal
Bond  Fund's  income may be subject to the federal  alternative  minimum tax and state and/or local taxes.

                         TAXABLE YIELD EQUIVALENT FOR 2002
                                STATE OF WEST VIRGINIA

------------ ---------- ---------   ---------------------- ----------- -----------
TAX
BRACKET:
FEDERAL         13.00%    19.50%        33.50%     36.50%      41.50%      45.10%

------------ ---------------------------------------------------------------------
------------ ---------------------------------------------------------------------
SINGLE              $0 -  $6,001   -   $27,951-   $67,701 -  $141,251 -      OVER
RETURN:         $6,000   $27,950       $67,700   $141,250    $307,050    $307,050

------------
TAX-EXEMPT
   YIELD                          TAXABLE YIELD EQUIVALENT

------------ ---------- ---------   ---------------------- ----------- -----------
------------ ---------- ---------   ---------------------- ----------- -----------
      0.50%      0.57%     0.62%         0.75%      0.79%       0.85%       0.91%
      1.00%      1.15%     1.24%         1.50%      1.57%       1.71%       1.82%
      1.50%      1.72%     1.86%         2.26%      2.36%       2.56%       2.73%
      2.00%      2.30%     2.48%         3.01%      3.15%       3.42%       3.64%
      2.50%      2.87%     3.11%         3.76%      3.94%       4.27%       4.55%
      3.00%      3.45%     3.73%         4.51%      4.72%       5.13%       5.46%
      3.50%      4.02%     4.35%         5.26%      5.51%       5.98%       6.38%
      4.00%      4.60%     4.97%         6.02%      6.30%       6.84%       7.29%
      4.50%      5.17%     5.59%         6.77%      7.09%       7.69%       8.20%
      5.00%      5.75%     6.21%         7.52%      7.87%       8.55%       9.11%
      5.50%      6.32%     6.83%         8.27%      8.66%       9.40%      10.02%
      6.00%      6.90%     7.45%         9.02%      9.45%      10.26%      10.93%
      6.50%      7.47%     8.07%         9.77%     10.24%      11.11%      11.84%
      7.00%      8.05%     8.70%        10.53%     11.02%      11.97%      12.75%
      7.50%      8.62%     9.32%        11.28%     11.81%      12.82%      13.66%
      8.00%      9.20%     9.94%        12.03%     12.60%      13.68%      14.57%
      8.50%      9.77%    10.56%        12.78%     13.39%      14.53%      15.48%
      9.00%     10.34%    11.18%        13.53%     14.17%      15.38% `    16.39%

Note:  The maximum marginal tax rate for each bracket was used in calculating the
taxable yield equivalent.   Furthermore, additional state and local taxes paid on
comparable taxable investments were not used to increase federal deductions.

                           TAXABLE YIELD EQUIVALENT FOR 2002
                                STATE OF WEST VIRGINIA
------------ ---------- ---------   ---------------------- ----------- -----------
TAX
BRACKET:
FEDERAL         14.00%    21.00%        33.50%     36.50%      41.50%      45.10%

------------ ---------------------------------------------------------------------
------------ ---------------------------------------------------------------------
JOINT               $0 - $12,001   -   $46,701-  $112,851 -  $171,951 -      OVER
RETURN:        $12,000   $46,700      $112,850   $171,950    $307,050    $307,050

------------
TAX-EXEMPT
   YIELD                          TAXABLE YIELD EQUIVALENT

------------ ---------- ---------   ---------------------- ----------- -----------
------------ ---------- ---------   ---------------------- ----------- -----------
      0.50%      0.58%     0.63%         0.75%      0.79%       0.85%       0.91%
      1.00%      1.16%     1.27%         1.50%      1.57%       1.71%       1.82%
      1.50%      1.74%     1.90%         2.26%      2.36%       2.56%       2.73%
      2.00%      2.33%     2.53%         3.01%      3.15%       3.42%       3.64%
      2.50%      2.91%     3.16%         3.76%      3.94%       4.27%       4.55%
      3.00%      3.49%     3.80%         4.51%      4.72%       5.13%       5.46%
      3.50%      4.07%     4.43%         5.26%      5.51%       5.98%       6.38%
      4.00%      4.65%     5.06%         6.02%      6.30%       6.84%       7.29%
      4.50%      5.23%     5.70%         6.77%      7.09%       7.69%       8.20%
      5.00%      5.81%     6.33%         7.52%      7.87%       8.55%       9.11%
      5.50%      6.40%     6.96%         8.27%      8.66%       9.40%      10.02%
      6.00%      6.98%     7.59%         9.02%      9.45%      10.26%      10.93%
      6.50%      7.56%     8.23%         9.77%     10.24%      11.11%      11.84%
      7.00%      8.14%     8.86%        10.53%     11.02%      11.97%      12.75%
      7.50%      8.72%     9.49%        11.28%     11.81%      12.82%      13.66%
      8.00%      9.30%    10.13%        12.03%     12.60%      13.68%      14.57%
      8.50%      9.88%    10.76%        12.78%     13.39%      14.53%      15.48%
      9.00%     10.47%    11.39%        13.53%     14.17%      15.38% `    16.39%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
o     Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

A Fund may compare its  performance,  or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

A  Fund  may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Funds use in advertising may include:

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative  calculations using total  return.  Total  return  assumes the  reinvestment  of all  capital  gains distributions  and income  dividends  and takes into  account  any change in net asset value over a specified  period of time.  From time to time,  the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.

Morningstar, Inc.

An independent  rating  service,  is the publisher of the bi-weekly  Mutual Fund
Values,  which rates more than 1,000  NASDAQ-listed  mutual  funds of all types, according to their risk-adjusted  returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)

Composite index of common stocks in industry,  transportation, and financial and public utility  companies.  Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P
500 assumes  reinvestments  of all dividends paid by stocks listed on its index.
Taxes due on any of these  distributions are not included,  nor are brokerage or other fees calculated in the S & P figures.

Russell 1000 Growth Index

Consists of those Russell 2000  securities  with a  greater-than-average  growth orientation.  Securities in this index tend to exhibit higher  price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

Russell 2000 Index

A  broadly   diversified   index   consisting  of   approximately   2,000  small
capitalization common stocks that can be used to compare to the total returns of funds whose  portfolios are invested  primarily in small  capitalization  common stocks.

Lehman Brothers Five-Year State General Obligation Bonds

Index  comprised of all state  general  obligation  debt issues with  maturities between  four and six years.  These bonds are rated A or better and  represent a variety of coupon  ranges.  Index figures are total returns  calculated for one, three, and twelve month periods as well as year-to-date.  Total returns are also calculated as of the index inception, December 31, 1979.

Lehman Brothers Government/Corporate (Total) Index

Index  comprised of  approximately  5,000 issues which include:  non-convertible bonds publicly  issued by the U.S.  government or its agencies;  corporate bonds guaranteed by the U.S. government and quasi-federal  corporations;  and publicly issued,  fixed rate,  non-convertible  domestic  bonds of companies in industry, public utilities,  and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Consumer Price Index

Generally considered to be a measure of inflation.

Dow Jones Industrial Average ("DJIA")

An unmanaged index representing  share prices of major industrial  corporations, public  utilities,  and  transportation  companies.  Produced by the Dow Jones &
Company, it is cited as a principal indicator of market conditions.

Bank Rate Monitor National Index

A financial reporting service which publishes weekly average rates of 50 leading bank and thrift  institution money market deposit accounts.  The rates published in the index  are an  average  of the  personal  account  rates  offered  on the
Wednesday  prior to the date of  publication  by ten of the  largest  banks  and thrifts in each of the five largest  Standard  Metropolitan  Statistical  Areas.
Account  minimums range upward from $2,500 in each  institution  and compounding methods vary. If more than one rate is offered,  the lowest rate is used.  Rates are subject to change at any time specified by the institution.

The S&P/BARRA Value Index and the S&P/BARRA Growth Index

Constructed by Standard & Poor's and BARRA,  Inc., an investment  technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks.  The S&P/BARRA  Growth and S&P/BARRA  Value Indices are  constructed  by dividing  the  stocks  in the S&P 500  Index  according  to their  price-to-book
ratios.   The  S&P/BARRA   Growth   Index,   contains   companies   with  higher
price-to-earnings  ratios,  low  dividends  yields,  and  high  earnings  growth
(concentrated  in  electronics,  computers,  health care, and drugs).  The Value
Index  contains  companies  with lower  price-to-book  ratios and has 50% of the
capitalization  of  the  S&P  500  Index.   These  stocks  tend  to  have  lower
price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth  (concentrated in energy,  utility and financial  sectors).  The
S&P/BARRA  Value and S&P/BARRA  Growth Indices are  capitalization-weighted  and rebalanced semi-annually.  Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

Standard & Poor's Midcap 400 Stock Price Index

A composite index of 400 common stocks with market capitalizations  between $200 million and $7.5  billion in  industry,  transportation,  financial,  and public utility  companies.  The Standard & Poor's  index  assumes  reinvestment  of all dividends  paid  by  stocks  listed  on the  index.  Taxes  due on any of  these distributions  are not included,  nor are brokerage or other fees  calculated in the Standard & Poor's figures.

S&P 600 Smallcap Index

An unmanaged  capitalization-weighted index representing all major industries in the small-range of the U.S. stock market.

Mutual Fund Market

Thirty-seven  percent of American  households are pursuing their financial goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over $4  trillion  to the  more  than  6,700  funds  available, according to the Investment Company Institute.

FINANCIAL INFORMATION

The  Financial  Statements  for the Funds for the fiscal year ended  January 31,
2002, are incorporated  herein by reference to the Annual Report to Shareholders of the WesMark Funds dated January 31, 2002.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt  rated AAA has the  highest  rating  assigned  by  Standard  & Poor's.
Capacity to pay interest and repay principal is extremely strong. AA--Debt rated
AA has a very strong  capacity to pay interest and repay  principal  and differs from the higher rated issues only in small degree.

A--Debt  rated A has a strong  capacity  to pay  interest  and  repay  principal although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt  rated BBB is regarded as having an adequate  capacity to pay interest
and  repay  principal.   Whereas  it  normally  exhibits   adequate   protection
parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

BB--Debt  rated BB has less  near-term,  vulnerability  to  default  than  other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse  business,  financial,  or  economic  conditions  which  could  lead  to inadequate  capacity to meet timely  interest  and  principal  payments.  The BB rating  category  is also  used for debt  subordinated  to  senior  debt that is assigned an actual or implied BBB-rating.

B--Debt  rated B has a greater  vulnerability  to default but  currently has the capacity to meet interest payments and principal  repayments.  Adverse business, financial,  or economic conditions will likely impair capacity or willingness to pay interest and repay  principal.  The B rating  category is also used for debt subordinated  to senior  debt that is  assigned  an actual or  implied BB or BB-
rating.

CCC--Debt rated CCC has a currently  identifiable  vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied
B or B-rating.  CC--The rating CC typically is applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt  subordinated  to senior debt which is assigned an actual or implied  CCC-debt  rating.  The C rating may be used to cover a situation where a bankruptcy  petition has been filed,  but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as gilt edged.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

AA--Bonds  which are rated AA are judged to be of high quality by all standards.
Together with the AAA group,  they  comprise  what are  generally  known as high grade  bonds.  They are rated  lower  than the best  bonds  because  margins  of protection may not be as large as in AAA securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment  attributes and are to be considered as upper medium grade  obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds  which are  rated BAA are  considered  as medium  grade  obligations,
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

BA--Bonds  which are BA are judged to have  speculative  elements;  their future cannot be  considered  as well  assured.  Of ten the  protection of interest and principal  payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position  characterizes bonds in this class.

B--Bonds  which are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds  which are  rated CAA are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or
interest.   CA--Bonds  which  are  rated  CA  represent  obligations  which  are speculative  in a high  degree.  Such  issues are often in default or have other marked shortcomings.

C--Bonds  which are rated C are the lowest  rated class of bonds,  and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

FITCH ratings LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds  considered to be investment grade and of the highest credit quality.
The  obligor  has an  exceptionally  strong  ability to pay  interest  and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's  ability to pay interest and repay principal is very strong,  although not quite as strong as bonds  rated AAA.  Because  bonds rated in the AAA and AA categories are not significantly  vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds  considered  to be  investment  grade and of high credit  quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The  obligor's  ability to pay interest and repay  principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds,  and therefore  impair timely payment.  The  likelihood  that the  ratings  of these  bonds  will  fall  below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

B--Bonds  are  considered  highly  speculative.  While  bonds in this  class are currently meeting debt service requirements, the probability of continued timely payment of principal  and  interest  reflects the  obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.  CCC--Bonds have certain identifiable  characteristics which, if not remedied,  may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds  are  minimally  protected.  Default  in payment  of  interest  and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers  rated  Prime-1 (or  related  supporting  institutions)  have a superior capacity for repayment of short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well established industries.

o     High rates of return on funds employed.

o    Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection.

o    Broad  margins in earning  coverage  of fixed  financial  charges  and high internal cash generation.

o    Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-1 (or  related  supporting  institutions)  have a strong capacity for repayment of short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios,  while sound, will be more subject to variation.  Capitalization  characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A---This  designation  indicates  that the  degree  of safety  regarding  timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated A-1.

FITCH ratings COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest  Grade)  Commercial  paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very  Good Grade) Issues  assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

WESMARK FUNDS
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Investment Adviser
WesBanco Investment Department
Wheeling, WV 26003

Custodian
WesBanco Trust and Investment Services
One Bank Plaza
Wheeling, WV 26003

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

  (a)  Conformed Copy of Declaration of Trust of the Registrant; (1)
       (i)  Form of Amendment No. 1 to the Declaration of   Trust; (2)
  (b)  Copy of By-Laws of the Registrant; (1)
  (c)  Not applicable;
  (d)  Conformed Copy of Investment Advisory Contract of the Registrant;
       (8)
       (i)   Conformed Copy of Exhibit A to the Investment   Advisory
             Contract; (8)
(ii)  Conformed Copy of Exhibit B to the Investment Advisory Contract; (8)
(iii) Conformed Copy of Exhibit C to the Investment Advisory Contract; (8)
(iv)  Conformed Copy of Exhibit D to the Investment Advisory Contract; (8)
(v)   Conformed Copy of Exhibit E to the Investment Advisory Contract; (8)
(vi)  Amendment to Investment Advisory Agreement between WesMark Funds and
         WesBanco Bank, Inc.; (+)

     (e)  Conformed Copy of Distributor's Contract of the Registrant;

                        (1)

                    (i)  Conformed  Copy  of  Exhibit  B  to  the  Distributor's
                         Contract; (2)

(ii)  Conformed Copy of Exhibits C & D to the Distributor's Contract; (4)

(iii)       Conformed Copy of Sales Agreement with Edgewood Services, Inc.;
                             (7)
(iv)  Amendment to Distributor's Contract between WesMark Funds and Edgewood
                                Services, Inc.; (+)
       (f)  Not applicable;
       (g)  Conformed Copy of Custodian Contract of the Registrant; (1)
              (i)  Conformed Copy of Exhibit 1 to the Custody Contract
            (Schedule of Fees); (4)
(ii)  Amendment to Custodian Agreement between WesMark Funds and WesBanco Bank,
                               Wheeling; (+)
--------------------------------
+ All exhibits filed electronically

1.   Response is incorporated by reference to Registrant's  Initial Registration
     Statement  on Form N-1A filed  November 14, 1996 (File Nos.  333-16157  and
     811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment  No. 1 on Form N-1A filed  February 4, 1997 (File Nos.  333-16157 and 811-7925).

4.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and
     811-7925).

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 6 on Form N-1A filed  February 22, 2000 (File Nos.  333-16157 and 811-7925).

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 11 on Form N-1A filed May 31, 2001 (File Nos.  333-16157 and
     811-7925).

     (h)  (i) Conformed  Copy of Agreement for Fund  accounting,  Administrative
          Services, and Transfer Agency Services of the Registrant; (1)

     (ii) Conformed Copy of Schedule A (Fund Accounting Fees) of the Registrant;
          (4)

     (v)  Conformed Copy of Schedule B (Fees and Expenses of Transfer Agency) of
          the Registrant; (4)

     (vi) Amendment to Agreement for Fund  Accounting  Services,  Administrative
          Services,  Transfer Agency Services and Custody Services  Procurement;
          (+)

               (iv) Conformed  Copy of  Shareholder  Services  Agreement  of the
                    Registrant; (1)

               (v)  Copy of  Amendment  No. 1 to  Schedule A of the  Shareholder
                    Services Agreement; (1)

               (vi) Copy of  Amendment  No. 2 to  Schedule A of the  Shareholder
                    Services Agreement; (4)

               (vii)Conformed    Copy   of   Electronic    Communications    and
                    Recordkeeping Agreement; (2)

     (i)   Conformed Copy of Opinion and Consent of Counsel as to
           legality of shares being registered; (2)
     (j)   Conformed Copy of Consent of Independent Auditors; (+)
     (k)   Not applicable;
     (l)   Conformed Copy of Initial Capital Understanding;(2)
     (m)   (i)  Conformed Copy of Distribution Plan; (1)
           (ii) Conformed Copy of Exhibit B to the Distribution Plan; (2)
           (iii)Conformed Copy of Exhibits C & D to the Distribution
                 Plan; (4)
     (n)   Not applicable;
     (o)   (i)    Conformed copy of Power of Attorney of
   the Registrant; (8)
     (p)   (i)   Code of Ethics for Access Persons (8)
           (ii)  WesBanco Bank Inc. Code of Ethics (8)

Item 24.    Persons Controlled by or Under Common Control with Registrant
            None
Item 25.    Indemnification: (1)

----------------------------
+ All exhibits filed electronically

1.   Response is incorporated by reference to Registrant's  Initial Registration
     Statement  on Form N-1A filed  November 14, 1996 (File Nos.  333-16157  and
     811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment  No. 1 on Form N-1A filed  February 4, 1997 (File Nos.  333-16157 and 811-7925).

4.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and
     811-7925).

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 10 on Form N-1A filed April 28, 2000 (File Nos. 333-16157 and
     811-7925).

Item 26.    Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund - Adviser's  Background" in
          Part A.

          The  principal   executive  officers  and  directors  of  the  Trust's
          Investment  Adviser  are set  forth in the  following  tables.  Unless otherwise noted, the position listed under other Substantial Business,
          Profession, Vocation, or Employment is with WesBanco Bank Wheeling.

(1)                          (2)                         (3)

                                                       OTHER SUBSTANTIAL
                                                      BUSINESS, PROFESSION,
NAME                   POSITION WITH THE ADVISOR      VOCATION OR EMPLOYMENT

Edward M. George       President & CEO                President & CEO WesBanco Inc.
Kristine N. Molnar     President Upper Ohio Valley
Thomas J. Hansberry    President Charleston Region
Stephen F. Decker      President Parkersburg Marietta
Donald K. Jebbia       President Elm Grove Branch     Former President & CEO
                                                      WesBanco Bank Elm Grove
C. Barton Loar         President North Central WV
Jerome B. Schmitt      EVP Investments & Trusts
Frank R. Kerekes       EVP Fairmont
Michael L. Perkins     Auditor
Larry J. Johnson       EVP Parkersburg
David L. Mendenhall    Senior VP Parkersburg
Stephen E. Hannig      Senior VP & Secretary
Thomas B. McGaughy     Senior VP Trusts
John W. Moore, Jr.     Senior VP Human Resources
David L. Pell          Senior VP
Edward G. Sloane, Sr.  Senior VP/MIS
Bernard V. Easley      Senior VP Retail Lending
Lloyd E. Walker, Jr.   Senior VP Elm Grove Branch
Edward G. Sloane, Jr.  Senior VP & Controller
Rudy F. Torjak, Jr.    Senior VP Fairmont
William P. Crites      Senior VP Parkersburg
Gregory A. Dugan       Senior VP
Richard C. Hardin      Senior VP Fairmont
Thomas L. Jones        Senior VP Charleston
Brenda H. Robertson    Senior VP Charleston
C. Randall Law         Senior VP
Thomas M. Lookabaugh   Senior VP Parkersburg
Gregory W. Adkins      Vice President
Paul J. Becka          Vice President Information Tech.
John D. Faulkner       Vice President
Wyatt K. Hoffman       Vice President Credit Quality
James C. Porter        Vice President Compliance
Mary Ruth Cilles       Vice President Operations
Matthew W. Pribus      Vice President
Lawrence P. Finneran   Vice President/Mgr. Hancock Co.
W. Taylor McCluskey    Vice President & Senior Trust
                       Officer
Kevin D. McFarland     Vice President
Michael E. Klick       Vice President/Mgr. Consumer Credit
Roanne M. Burech       Vice President Branch Administration
David B. Dalzell, Jr.  Vice President & Senior Trust
                       Officer
David B. Ellwood       Vice President
Patricia A. Lowe       Vice President Human Resources
D. Reed Burke          Vice President Barnesville Office
Linda Miller           Vice President McMechen Office
Michael Schwarz        Vice President Credit Risk Mgmt.
Aaron L. Hawkins       Vice President
Jon M. Rogers          Vice President
Charlotte J. Potter    Vice President & Trust Officer
William L. Cather      Vice President Fairmont
Luanne H. Bush         Vice President Fairmont
Sharon D. Carnes       Vice President Fairmont
Robert D. Reynolds     Vice President Fairmont
Sandra K. Campbell     Vice President Fairmont
William T. Goodrich    Vice President Fairmont
Jo Ann Rowan           Vice President Fairmont
Mary K. Romeo          Vice President Fairmont
Roger R. Stevens       Vice President Fairmont
Marilyn R. Riley       Vice President Fairmont
Joe Campbell           Vice President Parkersburg
W. James Reed          Vice President Parkersburg
John W. Hayes          Vice President Parkersburg
Charles J. Mildren     Vice President Parkersburg
David E. Lewis         Vice President Parkersburg
Thomas E. Douglass     Vice President Parkersburg
Sandy L. Fanaris       Vice President Mortgage Division
Susan L. Petrella      Vice President Mortgage Division
Nora T. Hanson         Vice President Charleston
Alecia J. Tyson        Vice President Charleston
R. Bruce Bandi         Asst. VP, Senior Trust Officer &
                       Assistant Secretary
Jeff Grandstaff        Asst. VP Check Processing
Thomas A. Medovic      Asst. VP & Senior Trust Officer
George P. Schramm      Asst. VP & Senior Trust Officer
Cynthia M. Perring     Asst. VP & Senior Trust Officer
Linda L. Daggett       Asst. VP & Trust Officer
W. Terrence Naughton   Asst. VP Technology Services
Joyce Ann Sellers      Asst. VP Parkeresburg
Thomas G. Coss, Jr.    Asst. VP
Carol F. Carpenter     Asst. VP
Richard Silverio, Jr.  Asst. VP
Gregory Shirak         Asst. VP
John E. Timko          Asst. VP
Terry A. Rogers        Asst. VP
David J. Carlot        Director                       Village Pantry Food Mart
Fred T. Chambers       Director                       Funeral Director, James Chambers
                                                         Funeral Home
D. Duane Cummins       Director                       President, Bethany College
Robert D'Alessandri    Director                       Physician, WVU Health Sciences
                                                         Center
Vincent F. D'Annunzio  Director                       Co-owner & President, Beverage
                                                         Distributors, Inc.
Donald R. Donell       Director                       President, Starvaggi Industries Inc.
Joseph F. Ford III     Director                       President, Ford Funeral Home Inc.
James C. Gardill       Director                       Chairman of the Board, WesBanco Inc.
                                                         Lawyer; Partner, Phillips,
                                                      Gardill,
                                                         Kaiser & Altmeyer
Edward M. George       Director                       President & CEO, WesBanco Bank Inc.
James D. Hesse         Director                       President & CEO, Whg-Nisshin, Inc.
Vaughn L. Kiger        Director                       Realtor, Dorsey & Kiger
Robert Kirkbride       Director                       Corporate Officer, Christy &
                                                      Associates
                                                         Real Estate
John L. McClaugherty   Director                       Lawyer
Daniel O. Martin       Director                       EVP, Mullen Motors Company
David L. Mendenhall    Director                       SVP-Parkersburg
Kristine N. Molnar     Director                       President-Upper Ohio Valley WesBanco
Edward M. Nelson, III  Director                       Retired; former President Nelson's
                                                          Drug Company
Rizal V. Pangilinan    Director                       Ophthalmologist; Wheeling Clinic
Dean C. Ramsey         Director                       Lawyer; Partner, West & Jones
F. M. Dean Rohrig      Director                       Lawyer
Richard A. Rubin       Director                       President, Rubin Resources, Inc.
C. Jack Savage         Director                       Chairman, Savage Construction Co.
James G. Squibb, Jr.   Director                       President & General Manager, WTRF
R. Bruce White         Director                       Lawyer

Item 27.    Principal Underwriters:
            -----------------------

          (a)  Edgewood  Services,  Inc.  the  Distributor  for  shares  of  the
          Registrant,  acts as principal  underwriter for the following open-end investment  companies,  including  the  Registrant:  Excelsior  Funds,
          Excelsior  Funds,  Inc.,  Excelsior   Institutional  Trust,  Excelsior
          Tax-Exempt Funds,  Inc., FTI Funds, The Riverfront  Funds,  Robertsons
          Stephens Investment Trust, Banknorth Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          President
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Maureen O'Hara-McCue          Assistant Vice President
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable

Item 28.    Location of Accounts and Records:

All  accounts  and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder                     P.O. Box 8600
Services Company("Transfer Agent,         Boston, MA  02266-8600
and Dividend Dispersing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

WesBanco Investment Department            One Bank Plaza
("Adviser" and "Custodian")               Wheeling, WV 26003

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, WESMARK FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 27th day of March, 2002.

                                     WESMARK FUNDS

                  BY: /s/ Kirk A. Montgomery
                  Kirk A. Montgomery, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  March 27, 2002

     Pursuant to the  requirements  of the Securities Act of 1933,  Registration
Statement has been signed below by the  following  person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Kirk A. Montgomery          Attorney In Fact
    Kirk A. Montgomery              For the Persons         March 27, 2002
    ASSISTANT SECRETARY             Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J. Germain*                 President

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J.    Christopher Donahue*        Executive Vice President and Trustee

John W McGonigle*                 Executive Vice President and Secretary

Thomas G. Bigley*                  Trustee

Nicholas P. Constantakis*          Trustee

John T. Conroy, Jr.*               Trustee

John F. Cunningham*                Trustee

Lawrence D. Ellis, M.D.*           Trustee

Peter E. Madden*                   Trustee

Charles F. Mansfield, Jr.*         Trustee

John E. Murray, Jr., J.D., S.J.D.* Trustee

Marjorie P. Smuts*                 Trustee

John S. Walsh*                     Trustee

* By Power of Attorney